UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST

 (Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

JoEllen Legg

Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2007

Item 1 – Schedule of Investments.

Westcore MIDCO Growth Fund
Statement of Investments, September 30, 2007 (Unaudited)
			Market
		Shares	Value
Common Stocks	96.10%
Consumer Discretionary	18.31%
Auto Components	1.70%
ArvinMeritor Inc.		209,200	$3,518,744

Hotels, Restaurants & Leisure	5.05%
International Game Technology		101,700	4,383,270
Melco PBL Entertainment Ltd. - ADR (Hong Kong) **		187,300	3,090,450
Vail Resorts Inc. **		48,300	3,008,607
			10,482,327

Media	2.06%
Focus Media Holding Ltd. - ADR (China) **		35,000	2,030,700
Marvel Entertainment Inc. **		96,000	2,250,240
			4,280,940

Specialty Retail	5.80%
Abercrombie & Fitch Co. - Class A		52,600	4,244,820
Aeropostale Inc. **		187,100	3,566,126
GameStop Corp. **		75,000	4,226,250
			12,037,196
Textiles Apparel & Luxury Goods	3.70%
Coach Inc. **		63,000	2,978,010
Crocs Inc. **		20,800	1,398,800
Polo Ralph Lauren Corp.		42,600	3,312,150
			7,688,960

Total Consumer Discretionary			38,008,167
(Cost $31,435,442)

Consumer Staples	2.11%
Beverages	0.23%
Constellation Brands Inc. **		20,200	489,042

Food & Staples Retailing	1.15%
United Natural Foods Inc. **		87,800	2,389,916

Food Products	0.73%
Hain Celestial Group Inc. **		46,900	1,506,897

Total Consumer Staples			4,385,855
(Cost $4,437,674)

Energy	9.78%
Energy Equipment & Services	5.55%
Cameron International Corp. **		43,300	3,996,157
FMC Technologies Inc. **		20,700	1,193,562
Grant Prideco Inc. **		27,900	1,521,108
Noble Corp.		52,600	2,580,030
Oceaneering International Inc. **		29,400	2,228,520
			11,519,377
Oil, Gas & Consumable Fuels	4.23%
Denbury Resources Inc. **		67,200	3,003,168
Range Resources Corp.		74,100	3,012,906
Ultra Petroleum Corp. **		44,700	2,773,188
			8,789,262

Total Energy			20,308,639
(Cost $12,507,775)

Financials	10.01%
Capital Markets	6.46%
Eaton Vance Corp.		87,600	3,500,496
Jefferies Group Inc.		87,500	2,435,125
Lazard Ltd. (Bermuda)		67,500	2,862,000
T. Rowe Price Group Inc.		82,700	4,605,563
			13,403,184
Commercial Banks	1.20%
Zions Bancorporation		36,200	2,485,854

Insurance	2.35%
Ambac Financial Group Inc.		39,250	2,469,218
HCC Insurance Holdings Inc.		84,450	2,418,648
			4,887,866

Total Financials			20,776,904
(Cost $14,351,142)

Health Care	18.31%
Biotechnology	3.91%
Amylin Pharmaceuticals Inc. **		25,900	1,295,000
Cephalon Inc. **		25,700	1,877,642
Pharmion Corp. **		84,000	3,875,760
United Therapeutics Corp. **		16,100	1,071,294
			8,119,696

Health Care Equipment & Supplies	6.12%
Accuray Inc. **		226,800	3,959,928
Mentor Corp.		86,000	3,960,300
St. Jude Medical Inc. **		108,700	4,790,409
			12,710,637

Health Care Providers & Services	3.18%
DaVita Inc. **		73,250	4,627,935
Laboratory Corporation of America **		25,100	1,963,573
			6,591,508

Life Sciences Tools & Services	2.64%
Covance Inc. **		14,800	1,152,920
Illumina Inc. **		83,500	4,331,980
			5,484,900
Pharmaceuticals	2.46%
Endo Pharmaceuticals Holdings Inc. **		61,600	1,910,216
Shire Pharmaceuticals - ADR (United Kingdom)		43,200	3,195,936
			5,106,152

Total Health Care			38,012,893
(Cost $28,796,114)

Industrials	11.77%
Aerospace & Defense	2.61%
BE Aerospace Inc. **		130,300	5,411,359

Air Freight & Logistics	0.46%
Hub Group Inc. **		31,600	948,948

Airlines	2.95%
Airtran Holdings Inc. **		284,500	2,799,480
Continental Airlines Inc. **		100,800	3,329,424
			6,128,904
Commercial Services & Supplies	1.00%
Monster Worldwide Inc. **		60,900	2,074,254

Electrical Equipment	1.07%
Rockwell Automation Inc.		32,100	2,231,271

Machinery	3.68%
Oshkosh Truck Corp.		88,700	5,496,739
Pentair Inc.		64,600	2,143,428
			7,640,167

Total Industrials			24,434,903
(Cost $22,299,496)

Information Technology	20.25%
Communications Equipment	1.85%
F5 Networks Inc. **		46,000	1,710,740
Polycom Inc. **		79,500	2,135,370
			3,846,110

Electronic Equipment & Instruments	1.43%
Trimble Navigation Ltd. **		75,700	2,968,197

Internet Software & Services	1.40%
Digital River Inc. **		64,900	2,904,275

Semiconductors & Semiconductor Equipment	7.12%
Formfactor Inc. **		54,400	2,413,728
Intersil Corp.		82,100	2,744,603
NVIDIA Corp. **		132,450	4,799,988
Silicon Laboratories Inc. **		76,600	3,198,816
Varian Semiconductor Equipment **		30,400	1,627,008
			14,784,143

Software	8.45%
Activision Inc. **		163,000	3,519,170
Amdocs Ltd. (Guernsey) **		59,400	2,209,086
Autodesk Inc. **		68,600	3,427,942
Electronic Arts Inc. **		87,100	4,876,729
Take-Two Interactive Software Inc. **		205,600	3,511,648
			17,544,575

Total Information Technology			42,047,300
(Cost $32,536,364)

Materials	2.59%
Chemicals	2.59%
Celanese Corp.		101,900	3,972,062
Valspar Corp.		51,600	1,404,036

Total Materials			5,376,098
(Cost $4,899,079)

Telecommunication Services	2.97%
Diversified Telecommunication Services	0.51%
Cbeyond Inc. **		26,300	1,072,777

Wireless Telecommunication Services	2.46%
NII Holdings Inc. **		62,100	5,101,515

Total Telecommunication Services			6,174,292
(Cost $4,279,387)

Total Common Stocks			199,525,051
(Cost $155,542,473)
		Principal	Market
		Amount	Value
Money Market Mutual Funds	2.57%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares		5,349,650	5,349,650

Total Money Market Mutual Funds			5,349,650
(Cost $5,349,650)

Total Investments		98.67%	204,874,701
(Cost $160,892,123)

Other Assets in Excess of Liabilities		1.33%	2,752,196
NET ASSETS		100.00%	$207,626,897

See Legend and Notes to Statement of Investments

Westcore MIDCO Growth Fund
Country Breakdown as of September 30, 2007 (Unaudited)
Country	Market Value	%
United States	$186,136,879	89.65%
United Kingdom	3,195,936	1.54%
Hong Kong	3,090,450	1.49%
Bermuda	2,862,000	1.38%
Guernsey	2,209,086	1.06%
China	2,030,700	0.98%
Money Market Mutual Funds	5,349,650	2.57%
Total Investments	204,874,701	98.67%
Other Assets in Excess of Liabilities	2,752,196	1.33%
Net Assets	$207,626,897	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Westcore Growth Fund
Statement of Investments, September 30, 2007 (Unaudited)
			Market
		Shares	Value
Common Stocks	99.14%
Consumer Discretionary	11.74%
Hotels, Restaurants & Leisure	5.02%
Las Vegas Sands Corp. **		43,460	$5,798,433
MGM Mirage **		41,410	3,703,710
Wynn Resorts Ltd.		45,840	7,222,551
			16,724,694

Media	1.98%
Comcast Corp. **		159,165	3,848,610
Walt Disney Co.		79,880	2,747,073
			6,595,683

Multiline Retail	0.96%
Nordstrom Inc.		68,630	3,218,061

Specialty Retail	2.17%
Abercrombie & Fitch Co. - Class A		45,920	3,705,744
GameStop Corp. **		62,760	3,536,526
			7,242,270

Textiles, Apparel & Luxury Goods	1.61%
Coach Inc. **		66,670	3,151,491
Polo Ralph Lauren Corp.		28,390	2,207,322
			5,358,813

Total Consumer Discretionary			39,139,521
(Cost $30,371,567)

Consumer Staples	1.65%
Beverages	0.50%
Molson Coors Brewing Co.		16,700	1,664,489

Food & Staples Retailing	1.15%
CVS Caremark Corp.		96,860	3,838,562

Total Consumer Staples			5,503,051
(Cost $4,583,783)

Energy	8.71%
Energy Equipment & Services	7.48%
Cameron International Corp. **		57,250	5,283,602
Halliburton Co.		163,860	6,292,224
Schlumberger Ltd.		86,930	9,127,650
Transocean Inc. **		37,450	4,233,723
			24,937,199

Oil, Gas & Consumable Fuels	1.23%
Exxon Mobil Corp.		44,380	4,107,813

Total Energy			29,045,012
(Cost $21,061,014)

Financials	10.94%
Capital Markets	5.46%
Charles Schwab Corp.		218,230	4,713,768
Franklin Resources Inc.		16,800	2,142,000
Goldman Sachs Group Inc.		40,800	8,842,992
INVESCO PLC - ADR (United Kingdom)		91,600	2,500,680
			18,199,440

Commercial Banks	1.04%
Wells Fargo & Co.		97,340	3,467,251

Consumer Finance	0.79%
American Express Co.		44,430	2,637,809

Diversified Financial Services	2.86%
CME Group Inc.		8,440	4,957,234
IntercontinentalExchange Inc. **		30,100	4,572,190
			9,529,424

Thrifts & Mortgage Finance	0.79%
Fannie Mae		21,210	1,289,780
Freddie Mac		22,760	1,343,067
			2,632,847

Total Financials			36,466,771
(Cost $31,066,927)

Health Care	14.50%
Biotechnology	6.22%
Amylin Pharmaceuticals Inc. **		58,030	2,901,500
Celgene Corp. **		87,040	6,206,823
Genentech Inc. **		48,600	3,791,772
Gilead Sciences Inc. **		191,360	7,820,883
			20,720,978
Health Care Equipment & Supplies	1.94%
Medtronic Inc.		49,630	2,799,628
St. Jude Medical Inc. **		83,120	3,663,099
			6,462,727

Health Care Providers & Services	2.39%
Express Scripts Inc. **		69,300	3,868,326
Medco Health Solutions Inc. **		45,540	4,116,360
			7,984,686

Pharmaceuticals	3.95%
Merck & Co. Inc.		172,410	8,911,873
Shire Pharmaceuticals - ADR (United Kingdom)		57,560	4,258,289
			13,170,162

Total Health Care			48,338,553
(Cost $38,961,330)

Industrials	12.38%
Aerospace & Defense	7.11%
Boeing Co.		78,930	8,286,861
Lockheed Martin Corp.		32,760	3,554,132
Precision Castparts Corp.		42,640	6,309,867
United Technologies Corp.		69,060	5,557,949
			23,708,809

Electrical Equipment	2.36%
Ametek Inc.		82,270	3,555,710
Emerson Electric Co.		80,910	4,306,030
			7,861,740

Industrial Conglomerates	2.13%
General Electric Co.		84,290	3,489,606
Textron Inc.		57,740	3,592,005
			7,081,611
Machinery	0.78%
Deere & Co.		17,410	2,583,992

Total Industrials			41,236,152
(Cost $30,288,745)

Information Technology	29.58%
Communications Equipment	6.82%
Cisco Systems Inc. **		284,820	9,430,390
Corning Inc.		185,520	4,573,068
QUALCOMM Inc.		78,695	3,325,651
Research In Motion Ltd. (Canada) **		54,710	5,391,670
			22,720,779

Computers & Peripherals	7.24%
Apple Computer Inc. **		83,800	12,866,652
EMC Corp. **		181,380	3,772,704
Hewlett-Packard Co.		150,310	7,483,935
			24,123,291

Internet Software & Services	4.51%
Google Inc. **		26,490	15,026,982

IT Services	2.68%
MasterCard Inc.		60,340	8,928,510

Semiconductors & Semiconductor Equipment	5.88%
Intel Corp.		281,290	7,274,159
National Semiconductor Corp.		124,580	3,378,610
NVIDIA Corp. **		178,185	6,457,424
Texas Instruments Inc.		68,550	2,508,245
			19,618,438

Software	2.45%
Microsoft Corp.		53,590	1,578,761
Oracle Corp. **		304,030	6,582,250
			8,161,011

Total Information Technology			98,579,011
(Cost $71,429,159)

Materials	3.84%
Chemicals	2.90%
Air Products & Chemicals Inc.		42,170	4,122,539
Monsanto Co.		64,780	5,554,237
			9,676,776
Containers & Packaging	0.94%
Ball Corp.		58,530	3,145,988

Total Materials			12,822,764
(Cost $10,112,121)

Telecommunication Services	5.80%
Wireless Telecommunication Services	5.80%
America Movil SAB de CV - ADR (Mexico)		94,310	6,035,840
China Mobile Ltd. - ADR (Hong Kong)		46,810	3,840,292
Crown Castle International Corp. **		140,460	5,706,890
NII Holdings Inc. **		45,450	3,733,718

Total Telecommunication Services			19,316,740
(Cost $11,301,863)

Total Common Stocks			330,447,575
(Cost $249,176,509)

		Principal	Market
		Amount	Value
Money Market Mutual Funds	2.03%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares		6,761,636	6,761,636

Total Money Market Mutual Funds			6,761,636
(Cost $6,761,636)

Total Investments		101.17%	337,209,211
(Cost $255,938,145)

Liabilities in Excess of Other Assets		(1.17)%	(3,889,295)
NET ASSETS		100.00%	$333,319,916

See Legend and Notes to Statement of Investments

Westcore Growth Fund
Country Breakdown as of September 30, 2007 (Unaudited)
Country	Market Value	%
United States	$308,420,804	92.53%
United Kingdom	6,758,969	2.03%
Mexico	6,035,840	1.81%
Canada	5,391,670	1.62%
Hong Kong	3,840,292	1.15%
Money Market Mutual Funds	6,761,636	2.03%
Total Investments	337,209,211	101.17%
Liabilities in Excess of Other Assets	(3,889,295)	-1.17%
Net Assets	$333,319,916	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Westcore Select Fund
Statement of Investments, September 30, 2007 (Unaudited)
			Market
		Shares	Value
Common Stocks	95.71%
Consumer Discretionary	12.12%
Hotels, Restaurants & Leisure	4.43%
International Game Technology		37,200	$1,603,320

Specialty Retail	7.69%
Abercrombie & Fitch Co. - Class A		19,300	1,557,510
GameStop Corp. **		21,800	1,228,430
			2,785,940

Total Consumer Discretionary			4,389,260
(Cost $3,488,514)

Energy	3.82%
Oil, Gas & Consumable Fuels	3.82%
Range Resources Corp.		34,000	1,382,440

Total Energy			1,382,440
(Cost $1,038,863)

Financials	8.77%
Capital Markets	8.77%
Lazard Ltd. (Bermuda)		36,300	1,539,120
T. Rowe Price Group Inc.		29,400	1,637,286

Total Financials			3,176,406
(Cost $3,155,575)

Health Care	18.04%
Health Care Equipment & Supplies	4.16%
St. Jude Medical Inc. **		34,200	1,507,194

Health Care Providers & Services	4.78%
DaVita Inc. **		27,400	1,731,132

Life Sciences Tools & Services	4.52%
Illumina Inc. **		31,500	1,634,220

Pharmaceuticals	4.58%
Shire Pharmaceuticals - ADR (United Kingdom)		22,400	1,657,152

Total Health Care			6,529,698
(Cost $5,384,260)

Industrials	16.35%
Aerospace & Defense	4.38%
BE Aerospace Inc. **		38,200	1,586,446

Airlines	7.43%
Airtran Holdings Inc. **		111,500	1,097,160
Continental Airlines Inc. **		48,200	1,592,046
			2,689,206

Machinery	4.54%
Oshkosh Truck Corp.		26,500	1,642,205

Total Industrials			5,917,857
(Cost $5,448,122)

Information Technology	27.72%
Communications Equipment	3.41%
Polycom Inc. **		45,900	1,232,874

Semiconductors & Semiconductor Equipment	15.94%
Intersil Corp.		48,100	1,607,983
NVIDIA Corp. **		60,200	2,181,648
Silicon Laboratories Inc. **		47,500	1,983,600
			5,773,231

Software	8.37%
Autodesk Inc. **		28,500	1,424,145
Electronic Arts Inc. **		28,700	1,606,913
			3,031,058

Total Information Technology			10,037,163
(Cost $9,003,646)

Materials	4.65%
Chemicals	4.65%
Celanese Corp.		43,200	1,683,936

Total Materials			1,683,936
(Cost $1,452,556)

Telecommunication Services	4.24%
Wireless Telecommunication Services	4.24%
NII Holdings Inc. **		18,700	1,536,205

Total Telecommunication Services			1,536,205
(Cost $1,333,821)

Total Common Stocks			34,652,965
(Cost $30,305,357)

		Principal	Market
		Amount	Value
Money Market Mutual Funds	4.29%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares		1,555,011	1,555,011

Total Money Market Mutual Funds			1,555,011
(Cost $1,555,011)

Total Investments		100.00%	36,207,976
(Cost $31,860,368)

Liabilities in Excess of Other Assets		0.00%	(16)
NET ASSETS		100.00%	$36,207,960

See Legend and Notes to Statement of Investments

Westcore Select Fund
Country Breakdown as of September 30, 2007 (Unaudited)
Country	Market Value	%
United States	$31,456,693	86.88%
United Kingdom	1,657,152	4.58%
Bermuda	1,539,120	4.25%
Money Market Mutual Funds	1,555,011	4.29%
Total Investments	36,207,976	100.00%
Liabilities in Excess of Other Assets	(16)	0.00%
Net Assets	$36,207,960	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Westcore International Frontier Fund
Statement of Investments, September 30, 2007 (Unaudited)
			Market
		Shares	Value
Common Stocks	97.81%
Commercial Services	20.36%
Advertising & Marketing Services	3.21%
D+S europe AG (Germany) **		54,400	$996,791
So-net M3 Inc. (Japan) **		150	395,682
			1,392,473

Miscellaneous Commercial Services	15.46%
CTS Eventim AG (Germany)		37,000	1,450,898
GST Holdings Ltd. (Hong Kong)		1,815,700	583,913
Raffles Education Corp. Ltd. (Singapore)		1,048,800	1,616,797
SAI Global Ltd. (Australia)		505,000	1,465,327
Savills PLC (United Kingdom)		154,700	1,162,402
Secom Techno Service Company Ltd. (Japan)		13,400	433,970
			6,713,307

Personnel Services	1.69%
en-japan Inc. (Japan)		180	734,950

Total Commercial Services			8,840,730
(Cost $9,114,328)

Communications	2.32%
Specialty Telecommunications	1.16%
Reverse Corp. Ltd. (Australia)		123,000	504,246

Wireless Telecommunications	1.16%
Okinawa Cellular Telephone Co. (Japan)		170	504,679

Total Communications			1,008,925
(Cost $755,010)

Consumer Durables	3.53%
Home Furnishings	1.63%
HTL International Holdings Ltd. (Singapore)		1,256,500	710,508

Homebuilding	0.60%
Nihon Eslead Corp. (Japan)		19,600	259,536

Recreational Products	1.30%
Jumbo S.A. (Greece)		16,500	564,203

Total Consumer Durables			1,534,247
(Cost $1,633,202)

Consumer Non-Durables	5.49%
Apparel & Footwear	2.92%
Folli - Follie S.A. (Greece)		13,400	546,479
Prime Success International Group (Hong Kong)		891,900	722,804
			1,269,283

Food: Meat, Fish & Dairy	1.29%
Cranswick PLC (United Kingdom)		37,200	560,177

Food: Specialty & Candy	1.28%
Unicharm Petcare Corp. (Japan)		12,500	556,087

Total Consumer Non-Durables			2,385,547
(Cost $2,254,631)

Consumer Services	9.95%
Casinos & Gaming	3.19%
IG Group Holdings PLC (United Kingdom)		178,900	1,386,332

Hotels, Resorts & Cruiselines	1.09%
San-A Co. Ltd. (Japan)		14,900	474,766

Other Consumer Services	3.13%
Rightmove PLC (United Kingdom)		51,000	539,467
Wirecard AG (Germany) **		58,345	816,992
			1,356,459

Restaurants	2.54%
Domino's Pizza Group Ltd. (United Kingdom)		236,200	1,104,258

Total Consumer Services			4,321,815
(Cost $3,343,219)

Distribution Services	13.69%
Electronics Distributors	7.05%
Diploma PLC (United Kingdom)		72,100	1,627,103
Esprinet SpA (Italy)		82,000	1,437,038
			3,064,141

Wholesale Distributors	6.64%
As One Corp. (Japan)		20,300	495,725
KS Energy Services Ltd. (Singapore)		533,340	1,428,942
Misumi Group Inc. (Japan)		36,260	615,566
United Arrows Ltd. (Japan)		28,000	342,489
			2,882,722

Total Distribution Services			5,946,863
(Cost $5,289,468)

Electronic Technology	1.06%
Semiconductors	1.06%
Melexis N.V. (Belgium) **		24,900	459,093

Total Electronic Technology			459,093
(Cost $443,726)

Finance	12.17%
Finance, Rental & Leasing	3.96%
Coates Hire Ltd. (Australia)		126,100	676,964
Interhyp AG (Germany)		7,800	592,266
Speedy Hire PLC (United Kingdom)		20,400	452,025
			1,721,255

Financial Conglomerates	1.45%
Azimut Holding SpA (Italy)		40,900	629,868

Investment Banks & Brokers	3.37%
London Capital Group Holdings PLC (United Kingdom)		111,700	833,019
Nordnet AB (Sweden)		207,500	627,900
			1,460,919

Real Estate Development	2.45%
Kenedix Inc. (Japan)		612	1,065,599

Regional Banks	0.94%
The Bank of Okinawa Ltd. (Japan)		12,500	408,088

Total Finance			5,285,729
(Cost $4,954,280)

Health Technology	5.49%
Medical Specialties	3.59%
Mani Inc. (Japan)		20,087	953,068
Sysmex Corp. (Japan)		15,700	605,502
			1,558,570

Pharmaceuticals: Other	1.90%
EPS Co. Ltd. (Japan)		194	631,663
Icon PLC - ADR (Ireland) **		3,800	193,914
			825,577

Total Health Technology			2,384,147
(Cost $2,663,801)

Industrial Services	9.52%
Engineering & Construction	4.57%
Connaught PLC (United Kingdom)		84,300	603,671
Mears Group PLC (United Kingdom)		257,000	1,378,964
			1,982,635

Environmental Services	1.18%
Transpacific Industries Group Ltd. (Australia)		51,300	514,388

Oilfield Services & Equipment	3.77%
ProSafe ASA (Norway)		91,720	1,636,627

Total Industrial Services			4,133,650
(Cost $3,514,266)

Process Industries	1.51%
Containers & Packaging	1.51%
Goodpack Ltd. (Singapore)		464,700	653,802

Total Process Industries			653,802
(Cost $501,264)

Producer Manufacturing	7.38%
Industrial Machinery	2.98%
Andritz AG (Austria)		10,200	704,687
Nabtesco Corp. (Japan)		36,000	587,333
			1,292,020

Metal Fabrication	1.57%
Metka S.A. (Greece)		27,400	683,740

Miscellaneous Manufacturing	1.45%
Semperit AG Holding (Austria)		14,300	629,062

Trucks, Construction & Farm Machinery	1.38%
Haulotte Group (France)		15,850	597,802

Total Producer Manufacturing			3,202,624
(Cost $2,295,894)

Retail Trade	4.58%
Apparel & Footwear Retail	1.86%
Pal Co. Ltd. (Japan)		17,400	516,555
Point Inc. (Japan)		8,400	289,592
			806,147

Electronics & Appliance Stores	1.29%
JB Hi-Fi Ltd. (Australia)		43,900	561,337

Specialty Stores	1.43%
Village Vanguard Co. Ltd. (Japan)		140	621,599

Total Retail Trade			1,989,083
(Cost $2,259,212)

Technology Services	0.76%
Information Technology Services	0.76%
Lectra S.A. (France)		38,383	331,129

Total Technology Services			331,129
(Cost $275,539)

Total Common Stocks			42,477,384
(Cost $39,297,840)

Warrants	0.07%
Process Industries	0.07%
Containers & Packaging	0.07%
Goodpack Ltd. (Singapore) **		58,088	29,522

Total Process Industries			29,522
(Cost $0)

Total Warrants			29,522
(Cost $0)

		Principal	Market
		Amount	Value
Money Market Mutual Funds	0.95%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares		411,422	411,422

Total Money Market Mutual Funds			411,422
(Cost $411,422)

Total Investments		98.83%	42,918,328
(Cost $39,709,262)

Other Assets in Excess of Liabilities		1.17%	509,154
NET ASSETS		100.00%	$43,427,482

See Legend and Notes to Statement of Investments

Westcore International Frontier Fund
Country Breakdown as of September 30, 2007 (Unaudited)
Country	Market Value	%
Japan	$10,492,449	24.16%
United Kingdom	9,647,418	22.21%
Singapore	4,439,571	10.22%
Germany	3,856,947	8.88%
Australia	3,722,262	8.57%
Italy	2,066,906	4.76%
Greece	1,794,422	4.13%
Norway	1,636,627	3.77%
Austria	1,333,749	3.07%
Hong Kong	1,306,717	3.01%
France	928,931	2.14%
Sweden	627,900	1.45%
Belgium	459,093	1.06%
Ireland	193,914	0.45%
Money Market Mutual Funds	411,422	0.95%
Total Investments	42,918,328	98.83%
Other Assets in Excess of Liabilities	509,154	1.17%
Net Assets	$43,427,482	100.00%

Please note the country classification is based on the company headquarters.

Westcore Blue Chip Fund
Statement of Investments, September 30, 2007 (Unaudited)
			Market
		Shares	Value
Common Stocks	97.43%
Basic Materials	2.58%
Forestry & Paper	2.58%
Ball Corp.		30,800	$1,655,500

Total Basic Materials			1,655,500
(Cost $1,618,851)

Capital Goods	11.95%
Aerospace & Defense	4.77%
General Dynamics Corp.		19,200	1,621,824
Raytheon Co.		22,500	1,435,950
			3,057,774

Farm Equipment	2.56%
CNH Global N.V. -ADS (Netherlands)		27,000	1,639,980

Industrial Products	4.62%
ITT Corp.		17,300	1,175,189
Parker Hannifin Corp.		16,000	1,789,280
			2,964,469

Total Capital Goods			7,662,223
(Cost $4,382,083)

Commercial Services	2.11%
IT Services	1.04%
Computer Sciences Corp. **		11,900	665,210

Transaction Processing	1.07%
The Western Union Co.		32,850	688,865

Total Commercial Services			1,354,075
(Cost $1,080,794)

Communications	7.05%
Networking	3.51%
Cisco Systems Inc. **		68,000	2,251,480

Telecomm Equipment & Solutions	3.54%
Nokia Corp. - ADR (Finland)		17,900	678,947
QUALCOMM Inc.		37,600	1,588,976
			2,267,923

Total Communications			4,519,403
(Cost $3,527,436)

Consumer Cyclicals	11.32%
Clothing & Accessories	2.93%
TJX Companies Inc.		64,500	1,875,015

Department Stores	2.38%
JC Penney Co. Inc.		24,100	1,527,217

Hotels & Gaming	2.35%
Starwood Hotels & Resorts Worldwide Inc.		24,800	1,506,600

Publishing & Media	1.92%
Walt Disney Co.		35,700	1,227,723

Restaurants	1.74%
Darden Restaurants Inc.		26,700	1,117,662

Total Consumer Cyclicals			7,254,217
(Cost $4,941,034)

Consumer Staples	6.68%
Consumer Products	2.33%
Colgate-Palmolive Co.		21,000	1,497,720

Food & Agricultural Products	4.35%
Bunge Ltd.		14,400	1,547,280
Campbell Soup Co.		33,500	1,239,500
			2,786,780

Total Consumer Staples			4,284,500
(Cost $2,620,211)

Energy	9.39%
Exploration & Production	4.31%
Occidental Petroleum Corp.		22,600	1,448,208
XTO Energy Inc.		21,300	1,317,192
			2,765,400

Integrated Oils	1.87%
Marathon Oil Corp.		21,000	1,197,420

Oil Services	3.21%
Transocean Inc. **		18,200	2,057,510

Total Energy			6,020,330
(Cost $2,166,610)

Interest Rate Sensitive	17.43%
Integrated Financial Services	2.17%
Citigroup Inc.		29,866	1,393,846

Property & Casualty Insurance	6.62%
ACE Ltd. (Bermuda)		21,100	1,278,027
American International Group Inc.		28,500	1,928,025
MBIA Inc.		17,000	1,037,850
			4,243,902

Regional Banks	1.39%
Wachovia Corp.		17,700	887,655

Securities & Asset Management	4.21%
INVESCO PLC - ADR (United Kingdom)		40,900	1,116,570
Merrill Lynch & Co. Inc		8,500	605,880
State Street Corp.		14,300	974,688
			2,697,138

Specialty Finance	1.84%
Freddie Mac		20,000	1,180,200

Thrifts	1.20%
Washington Mutual Inc.		21,800	769,758

Total Interest Rate Sensitive			11,172,499
(Cost $10,282,344)

Medical & Healthcare	16.23%
Medical Technology	5.99%
Medtronic Inc.		34,200	1,929,222
Zimmer Holdings Inc. **		23,600	1,911,364
			3,840,586

Pharmaceuticals	10.24%
Abbott Laboratories		44,650	2,394,133
Amgen Inc. **		23,800	1,346,366
Barr Pharmaceuticals Inc. **		11,950	680,075
Teva Pharmaceutical Industries Ltd. - ADR (Israel)		48,200	2,143,454
			6,564,028

Total Medical & Healthcare			10,404,614
(Cost $8,113,147)

Technology	9.30%
Computer Software	2.00%
Microsoft Corp.		43,600	1,284,456

PC's & Servers	3.23%
International Business Machines Corp.		17,600	2,073,280

Semiconductors	4.07%
Altera Corp.		38,300	922,264
Intel Corp.		65,100	1,683,486
			2,605,750

Total Technology			5,963,486
(Cost $4,494,951)

Transportation	1.84%
Railroads	1.84%
Norfolk Southern Corp.		22,650	1,175,761

Total Transportation			1,175,761
(Cost $812,981)

Utilities	1.55%
Regulated Electric	1.55%
PPL Corp.		21,500	995,450

Total Utilities			995,450
(Cost $990,773)

Total Common Stocks			62,462,058
(Cost $45,031,215)

		Principal	Market
		Amount	Value
Money Market Mutual Funds	4.67%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares		2,992,351	2,992,351

Total Money Market Mutual Funds			2,992,351
(Cost $2,992,351)

Total Investments		102.10%	65,454,409
(Cost $48,023,566)

Liabilities in Excess of Other Assets		(2.10)%	(1,348,009)
NET ASSETS		100.00%	$64,106,400

See Legend and Notes to Statement of Investments

Westcore Blue Chip Fund
Country Breakdown as of September 30, 2007 (Unaudited)
Country	Market Value	%
United States	$55,605,080	86.74%
Israel	2,143,454	3.34%
Netherlands	1,639,980	2.56%
Bermuda	1,278,027	1.99%
United Kingdom	1,116,570	1.74%
Finland	678,947	1.06%
Money Market Mutual Funds	2,992,351	4.67%
Total Investments	65,454,409	102.10%
Liabilities in Excess of Other Assets	(1,348,009)	-2.10%
Net Assets	$64,106,400	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Westcore Mid-Cap Value Fund
Statement of Investments, September 30, 2007 (Unaudited)
			Market
		Shares	Value
Common Stocks	95.46%
Basic Materials	4.13%
Other Materials (Rubber & Plastic)	4.13%
Crown Holdings Inc. **		145,150	$3,303,614
Pactiv Corp. **		42,050	1,205,153

Total Basic Materials			4,508,767
(Cost $3,035,296)

Capital Goods	11.23%
Electric Equipment	3.38%
General Cable Corp. **		55,100	3,698,312

Farm Equipment	2.55%
CNH Global N.V. - ADS (Netherlands)		45,805	2,782,196

Industrial Products	1.93%
Parker Hannifin Corp.		18,850	2,107,995

Machinery	3.37%
Manitowoc Co. Inc.		83,100	3,679,668

Total Capital Goods			12,268,171
(Cost $9,214,852)

Commercial Services	5.81%
Business Products & Services	2.91%
Quanta Services Inc. **		120,175	3,178,629

Environmental & Pollution Control	2.90%
Waste Connections Inc. **		99,790	3,169,330

Total Commercial Services			6,347,959
(Cost $5,948,767)

Communications	4.27%
Telecomm Equipment & Solutions	4.27%
Adtran Inc.		43,550	1,002,957
CommScope Inc. **		72,800	3,657,472

Total Communications			4,660,429
(Cost $3,464,110)

Consumer Cyclicals	10.27%
Clothing & Accessories	3.29%
Abercrombie & Fitch Co. - Class A		14,000	1,129,800
TJX Companies Inc.		84,600	2,459,322
			3,589,122
Hotels & Gaming	1.29%
Starwood Hotels & Resorts Worldwide Inc.		23,260	1,413,045

Motor Vehicle Parts	1.90%
Autoliv Inc.		34,800	2,079,300

Restaurants	2.13%
Darden Restaurants Inc.		55,650	2,329,509

Specialty Retail	1.66%
Tiffany & Co.		34,560	1,809,216

Total Consumer Cyclicals			11,220,192
(Cost $9,285,203)

Consumer Staples	6.58%
Food & Agricultural Products	6.58%
Bunge Ltd.		23,450	2,519,702
Smithfield Foods Inc. **		62,200	1,959,300
Tyson Foods Inc. - Class A		151,750	2,708,738

Total Consumer Staples			7,187,740
(Cost $5,691,117)

Energy	4.07%
Exploration & Production	4.07%
Denbury Resources Inc. **		24,600	1,099,374
Forest Oil Corp. **		27,600	1,187,904
Range Resources Corp.		52,950	2,152,947

Total Energy			4,440,225
(Cost $2,209,485)

Interest Rate Sensitive	18.69%
Life & Health Insurance	1.68%
Protective Life Corp.		43,300	1,837,652

Other Banks	1.78%
Colonial BancGroup Inc.		89,850	1,942,557

Property Casualty Insurance	6.18%
Ambac Financial Group Inc.		36,580	2,301,248
Assured Guaranty Ltd. (Bermuda)		69,650	1,892,390
First American Financial Corp.		23,220	850,316
PartnerRe Ltd. (Bermuda)		21,540	1,701,445
			6,745,399

Regional Banks	1.52%
Marshall & Ilsley Corp.		37,750	1,652,318

Securities & Asset Management	6.40%
Affiliated Managers Group Inc. **		25,550	3,257,880
INVESCO PLC - ADR (United Kingdom)		136,700	3,731,910
			6,989,790

Specialty Finance	1.13%
American Capital Strategies Ltd.		28,950	1,237,034

Total Interest Rate Sensitive			20,404,750
(Cost $17,842,012)

Medical & Healthcare	7.17%
Medical Products & Supplies	2.40%
Mentor Corp.		56,880	2,619,324

Medical Technology	1.86%
Invitrogen Corp. **		24,815	2,028,130

Pharmaceuticals	2.91%
Barr Pharmaceuticals Inc. **		19,375	1,102,631
Cephalon Inc. **		28,400	2,074,904
			3,177,535

Total Medical & Healthcare			7,824,989
(Cost $6,310,696)

Real Estate Investment Trusts (REITs)	5.10%
Healthcare	1.27%
Ventas Inc.		33,500	1,386,900

Office Properties	3.83%
AMB Property Corp.		17,250	1,031,723
Camden Property Trust		27,895	1,792,254
Maguire Properties Inc.		52,780	1,363,307
			4,187,284

Total Real Estate Investment Trusts (REITs)			5,574,184
(Cost $6,468,319)

Technology	6.39%
Computer Software	1.09%
VeriSign Inc. **		35,400	1,194,396

Semiconductors	3.03%
Altera Corp.		51,350	1,236,508
Fairchild Semiconductor International Inc. - Class A **		110,700	2,067,876
			3,304,384

Technology Resellers & Distributors	2.27%
Ingram Micro Inc. - Class A **		126,250	2,475,762

Total Technology			6,974,542
(Cost $5,780,082)

Transportation	2.13%
Trucking, Shipping & Air Freight	2.13%
American Commercial Lines Inc. **		98,100	2,327,913

Total Transportation			2,327,913
(Cost $2,999,118)

Utilities	9.62%
Integrated Gas	1.42%
UGI Corp.		59,855	1,555,033

Regulated Electric	5.99%
CenterPoint Energy Inc.		127,335	2,041,180
PPL Corp.		47,830	2,214,529
Westar Energy Inc.		93,000	2,284,080
			6,539,789

Regulated Gas	2.21%
NiSource Inc.		126,100	2,413,554

Total Utilities			10,508,376
(Cost $10,183,119)

Total Common Stocks			104,248,237
(Cost $88,432,176)

		Principal	Market
		Amount	Value
Money Market Mutual Funds	2.12%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares		2,319,709	2,319,709

Total Money Market Mutual Funds			2,319,709
(Cost $2,319,709)

Total Investments		97.58%	106,567,946
(Cost $90,751,885)

Other Assets in Excess of Liabilities		2.42%	2,637,768
NET ASSETS		100.00%	$109,205,714

See Legend and Notes to Statement of Investments

Westcore Mid-Cap Value Fund
Country Breakdown as of September 30, 2007 (Unaudited)
Country	Market Value	%
United States	$94,140,296	86.20%
United Kingdom	3,731,910	3.42%
Bermuda	3,593,835	3.29%
Netherlands	2,782,196	2.55%
Money Market Mutual Funds	2,319,709	2.12%
Total Investments	106,567,946	97.58%
Other Assets in Excess of Liabilities	2,637,768	2.42%
Net Assets	$109,205,714	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Westcore Small-Cap Opportunity Fund
September 30, 2007 (Unaudited)

		Shares	Market Value
Common Stocks	98.74%
Basic Materials	1.13%
Other Materials (Rubber & Plastic)	1.13%
Spartech Corp.		23,200	$395,792

Total Basic Materials
(Cost $529,461)			395,792

Capital Goods	11.42%
Electrical Equipment	5.17%
General Cable Corp. **		16,795	1,127,280
Pike Electric Corp. **		36,300	680,988
			1,808,268

Engineering & Construction	3.62%
EMCOR Group Inc. **		21,370	670,163
Integrated Electrical Services Inc. **		23,250	595,433
			1,265,596

Machinery	2.63%
Columbus McKinnon Corp. **		37,000	920,930

Total Capital Goods
(Cost $3,035,184)			3,994,794

Commercial Services	3.99%
Business Products & Services	1.00%
Quanta Services Inc. **		13,200	349,140

Environmental & Pollution Control	2.99%
Waste Connections Inc. **		33,000	1,048,080

Total Commercial Services
(Cost $944,950)			1,397,220

Communications	9.23%
Telecomm Equipment & Solutions	9.23%
CommScope Inc. **		18,350	921,904
Novatel Wireless Inc. **		61,225	1,386,746
Superior Essex Inc. **		24,700	920,816

Total Communications
(Cost $2,380,367)			3,229,466

Consumer Cyclicals	9.64%
Apparel & Footwear Manufacturers	1.60%
Wolverine World Wide Inc.		20,450	560,330

Clothing & Accessories	2.49%
Aeropostale Inc. **		26,775	510,332
Oxford Industries Inc.		10,000	361,200
			871,532

Motor Vehicle Parts	2.79%
Accuride Corp. **		50,050	606,106
CSK Auto Corp. **		34,600	368,490
			974,596

Recreation & Leisure	2.76%
WMS Industries Inc. **		29,175	965,692

Total Consumer Cyclicals
(Cost $3,382,543)			3,372,150

Consumer Staples	4.26%
Consumer Products	1.24%
Elizabeth Arden Inc. **		16,100	434,056

Food & Agricultural Products	1.13%
Calavo Growers Inc.		20,000	394,400

Grocery & Convenience	1.89%
Casey's General Stores Inc.		23,950	663,415

Total Consumer Staples
(Cost $1,213,848)			1,491,871

Energy	5.23%
Alternative Energy	0.52%
Headwaters Inc. **		12,100	180,048

Exploration & Production	4.21%
ATP Oil and Gas Corp. **		9,690	455,721
Berry Petroleum Co. - Class A		14,225	563,168
Carrizo Oil & Gas Inc. **		8,175	366,730
T-3 Energy Services Inc. **		2,060	87,838
			1,473,457

Oil Services	0.50%
Oil States International Inc. **		3,650	176,295

Total Energy
(Cost $1,198,465)			1,829,800

Interest Rate Sensitive	15.50%
Life & Health Insurance	1.93%
The Phoenix Companies Inc.		47,800	674,458

Other Banks	1.87%
First Community Bancorp Inc.		11,950	653,785

Property Casualty Insurance	3.97%
IPC Holdings Ltd. (Bermuda)		20,150	581,327
Max Capital Group Ltd. (Bermuda)		15,950	447,238
Triad Guaranty Inc. **		19,000	360,430
			1,388,995

Securities & Asset Management	3.16%
Cowen Group Inc. **		32,650	451,223
Piper Jaffray Cos. **		12,175	652,580
			1,103,803

Specialty Finance	3.49%
Advanta Corp. - Class B		19,425	532,633
First Cash Financial Services Inc. **		29,450	689,719
			1,222,352

Thrifts	1.08%
FirstFed Financial Corp. **		7,650	379,058

Total Interest Rate Sensitive
(Cost $5,266,737)			5,422,451

Medical & Healthcare	15.98%
Medical Products & Supplies	4.91%
Orthofix Intl. N.V. **		21,800	1,067,546
STERIS Corp.		23,750	649,087
			1,716,633

Medical Technology	5.14%
Kendle International Inc. **		30,200	1,254,206
SurModics Inc. **		11,100	544,011
			1,798,217

Pharmaceuticals	5.93%
K-V Pharmaceutical Co. - Class A **		38,475	1,100,385
Sciele Pharma Inc. **		37,425	973,799
			2,074,184

Total Medical & Healthcare
(Cost $4,651,797)			5,589,034

Real Estate Investment Trusts (REITS)	3.19%
Industrial	1.66%
DCT Industrial Trust Inc.		55,450	580,562

Office Properties	1.53%
PS Business Parks Inc.		9,425	535,811

Total Real Estate Investment Trusts (REITs)
(Cost $1,135,561)			1,116,373

Technology	11.76%
Computer Software	3.38%
Epicor Software Corp. **		85,750	1,180,777

Electronic Equipment	3.36%
Belden CDT Inc.		21,300	999,183
Rofin-Sinar Technologies Inc. **		2,530	177,631
			1,176,814

Semiconductor Capital Equipment	1.90%
Advanced Energy Industries Inc. **		11,220	169,422
ChipMOS Technologies Bermuda Ltd. (Taiwan) **		68,000	407,320
Veeco Instruments Inc. **		4,610	89,342
			666,084
Semiconductors	2.31%
Fairchild Semiconductor International Inc. - Class A **		43,250	807,910

Technology Resellers & Distributors	0.81%
Richardson Electronics Ltd.		41,150	281,878

Total Technology
(Cost $3,640,374)			4,113,463

Transportation	5.31%
Trucking, Shipping & Air Freight	5.31%
American Commercial Lines Inc. **		31,800	754,614
Tsakos Energy Navigation Ltd. (Greece)		13,000	915,330
Ultrapetrol (Bahamas) Ltd. (Bahamas) **		11,250	186,863

Total Transportation
(Cost $1,591,679)			1,856,807

Utilities	2.10%
Regulated Electric	0.99%
Westar Energy Inc.		14,150	347,524

Regulated Gas	1.11%
South Jersey Industries Inc.		11,100	386,280

Total Utilities
(Cost $699,739)			733,804

Total Common Stocks
(Cost $29,670,705)			34,543,025

Money Market Mutual Funds	1.68%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares		589,505	589,505

Total Money Market Mutual Funds
(Cost $589,505)			589,505

Total Investments		100.42%	35,132,530
(Cost $30,260,210)

Liabilities in Excess of Other Assets		(0.42)%	(148,183)
Net Assets		100.00%	$34,984,347

See Legend and Notes to Statement of Investments

Westcore Small-Cap Opportunity Fund
Country Breakdown as of September 30, 2007 (Unaudited)

Country	Market Value	%
United States	$32,004,947	91.48%
Bermuda	1,028,565	2.94%
Greece	915,330	2.62%
Taiwan	407,320	1.16%
Bahamas	186,863	0.53%
Money Market Mutual Funds	589,505	1.69%
Total Investments	35,132,530	100.42%
Liabilities in Excess of Other Assets	(148,183)	-0.42%
Net Assets	$34,984,347	100.00%

Please note that the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Westcore Small-Cap Value Fund
Statement of Investments, September 30, 2007 (Unaudited)
			Market
		Shares	Value
Common Stocks	95.27%
Basic Materials	1.82%
Forestry & Paper	1.82%
Albany International Corp. - Class A		72,920	$2,733,771

Total Basic Materials			2,733,771
(Cost $2,575,281)

Capital Goods	6.51%
Electrical Equipment	1.56%
LSI Industries Inc.		114,200	2,343,384

Industrial Products	4.95%
Lincoln Electric Holdings Inc.		54,970	4,266,222
Sauer-Danfoss Inc.		118,260	3,155,177
			7,421,399

Total Capital Goods			9,764,783
(Cost $8,279,599)

Commercial Services	4.27%
Business Products & Services	4.27%
CDI Corp.		101,735	2,836,372
Ennis Inc.		162,210	3,575,108

Total Commercial Services			6,411,480
(Cost $6,288,093)

Communications	1.02%
Telecomm Equipment & Solutions	1.02%
Adtran Inc.		66,550	1,532,646

Total Communications			1,532,646
(Cost $1,522,664)

Consumer Cyclicals	14.88%
Apparel & Footwear Manufacturers	1.23%
Cherokee Inc.		48,075	1,844,157

Clothing & Accessories	2.55%
Men's Wearhouse Inc.		37,800	1,909,656
Stage Stores Inc.		105,200	1,917,796
			3,827,452

Consumer Durables	2.71%
Knoll Inc.		101,750	1,805,045
The Toro Co.		38,500	2,264,955
			4,070,000

Hard Goods Retail	1.11%
Aaron Rents Inc.		74,310	1,657,113

Motor Vehicle Parts	1.80%
ArvinMeritor Inc.		160,800	2,704,656

Motor Vehicles	1.07%
Asbury Automotive Group Inc.		81,150	1,607,582

Restaurants	1.63%
Bob Evans Farms Inc.		81,155	2,449,258

Specialty Retail	2.78%
Movado Group Inc.		130,595	4,168,592

Total Consumer Cyclicals			22,328,810
(Cost $23,407,729)

Consumer Staples	3.09%
Food & Agriculture Products	1.03%
Lancaster Colony Corp.		40,540	1,547,412

Grocery & Convenience	2.06%
Casey's General Stores Inc.		111,365	3,084,810

Total Consumer Staples			4,632,222
(Cost $4,429,888)

Energy	5.81%
Exploration & Production	3.08%
Berry Petroleum Co. - Class A		116,910	4,628,467

Oil Services	2.73%
Gulf Island Fabrication Inc.		106,525	4,089,495

Total Energy			8,717,962
(Cost $7,088,285)

Interest Rate Sensitive	21.79%
Life & Health Insurance	1.52%
American Equity Investment Life Holding Co.		214,350	2,282,827

Other Banks	5.71%
First Community Bancorp Inc.		54,955	3,006,588
Flagstar Bancorp Inc.		25,750	250,548
Hanmi Financial Corp.		156,780	2,428,522
Westamerica Bancorp		57,720	2,875,033
			8,560,691

Property Casualty Insurance	5.59%
Assured Guaranty Ltd. (Bermuda)		121,045	3,288,793
Max Capital Group Ltd. (Bermuda)		82,365	2,309,514
Platinum Underwriters Holdings Ltd. (Bermuda)		77,675	2,793,193
			8,391,500

Securities & Asset Management	1.70%
SWS Group Inc.		144,375	2,553,994

Specialty Finance	5.06%
Advanta Corp. - Class B		80,477	2,206,680
Cash America International Inc.		91,560	3,442,656
MCG Capital Corp.		134,780	1,939,484
			7,588,820

Thrifts & Mortgage REITs	2.21%
MFA Mortgage Investments Inc.		389,240	3,121,705
First Niagara Financial Group Inc.		13,800	195,270
			3,316,975

Total Interest Rate Sensitive			32,694,807
(Cost $32,798,249)

Medical & Healthcare	10.20%
Healthcare Services	1.85%
Owens & Minor Inc.		72,910	2,777,142

Medical Products & Supplies	5.91%
Cooper Companies Inc.		46,750	2,450,635
Mentor Corp.		79,800	3,674,790
STERIS Corp.		100,450	2,745,298
			8,870,723

Pharmaceuticals	2.44%
Meridian Bioscience Inc.		120,475	3,652,802

Total Medical & Healthcare			15,300,667
(Cost $12,835,162)

Real Estate Investment Trusts (REITs)	4.66%
Hotels	1.02%
Equity Inns Inc.		67,375	1,521,328

Multi-Family	1.29%
Associated Estates Realty Corp.		148,565	1,937,288

Office-Industrial	2.35%
Maguire Properties Inc.		46,140	1,191,796
Parkway Properties Inc.		52,995	2,339,199
			3,530,995

Total Real Estate Investment Trusts (REITs)			6,989,611
(Cost $6,947,638)

Technology	11.71%
Computer Software	2.77%
Blackbaud Inc.		164,845	4,160,688

Electronic Equipment	8.08%
Bel Fuse Inc. - Class B		39,890	1,382,587
Belden Inc.		130,600	6,126,446
Park Electrochemical Corp.		49,500	1,662,210
Technitrol Inc.		109,300	2,945,635
			12,116,878

Semiconductors	0.86%
Cohu Inc.		68,700	1,288,125

Total Technology			17,565,691
(Cost $15,712,227)

Transportation	6.99%
Trucking, Shipping & Air Freight	6.99%
Diana Shipping Inc. (Greece)		97,650	2,783,025
Genco Shipping & Trading Ltd.		48,110	3,152,648
Ship Finance International Ltd. (Bermuda)		59,190	1,554,921
Tsakos Energy Navigation Ltd. (Greece)		42,555	2,996,298

Total Transportation			10,486,892
(Cost $6,982,541)

Utilities	2.52%
Regulated Gas	2.52%
Northwest Natural Gas Co.		35,760	1,634,232
South Jersey Industries Inc.		61,875	2,153,250

Total Utilities			3,787,482
(Cost $3,500,774)

Total Common Stocks			142,946,824
(Cost $132,368,130)

		Principal	Market
		Amount	Value
Money Market Mutual Funds	5.86%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares		6,981,997	6,981,997

Morgan Stanley Institutional Liquidity Funds Prime Portfolio		1,814,410	1,814,410

Total Money Market Mutual Funds			8,796,407
(Cost $8,796,407)

Total Investments		101.13%	151,743,231
(Cost $141,164,537)

Liabilities in Excess of Other Assets		(1.13)%	(1,694,609)
NET ASSETS		100.00%	$150,048,622

See Legend and Notes to Statement of Investments

Westcore Small-Cap Value Fund
Country Breakdown as of September 30, 2007 (Unaudited)
Country	Market Value	%
United States	$127,221,081	84.79%
Bermuda	9,946,421	6.63%
Greece	5,779,323	3.85%
Money Market Mutual Funds	8,796,406	5.86%
Total Investments	151,743,231	101.13%
Liabilities in Excess of Other Assets	(1,694,609)	-1.13%
Net Assets	$150,048,622	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Westcore Flexible Income Fund
Statement of Investments, September 30, 2007 (Unaudited)
			Market
		Shares	Value
Common Stocks	8.36%
Financial	5.88%
Financial Services	1.77%
Allied Capital Corp.		87,200	$2,562,808
Apollo Investment Co.		27,001	561,621
Crystal River Capital Inc. (1)		37,000	621,970
Tortoise Capital Partners **		45,625	657,000
			4,403,399

Real Estate Investment Trusts (REITs)	4.11%
Diversified	1.57%
iStar Financial Inc.		55,600	1,889,844
KKR Financial Corp.		119,430	2,012,395
			3,902,239
Healthcare	0.38%
Healthcare Realty Trust Inc.		35,600	949,096

Hotels	0.07%
Host Marriott Corp.		7,100	159,324

Mortgage	0.40%
Anthracite Capital Inc.		110,000	1,001,000

Office Property	0.90%
American Financial Realty Trust		56,500	454,825
Hospitality Properties Trust		27,000	1,097,550
HRPT Properties Trust		70,000	692,300
			2,244,675

Timber	0.79%
Plum Creek Timber Co. Inc.		22,000	984,720
Rayonier Inc.		20,100	965,604
			1,950,324
Total Financial			14,610,057
(Cost $16,391,739)

Industrial	1.54%
Cable & Media	0.09%
Charter Communications Inc. **		90,000	232,200

Other Industrial	1.45%
B&G Foods Inc.		22,000	455,400
Centerplate Inc.		26,000	449,020
TravelCenters of America LLC **		2,700	88,020
Winn-Dixie Stores Inc. **		139,519	2,611,796
			3,604,236

Total Industrial			3,836,436
(Cost $2,405,198)

Utilities & Energy	0.94%
Energy-Non Utility	0.94%
Enbridge Energy Partners LP		48,000	2,343,840

Total Utilities & Energy			2,343,840
(Cost $2,307,358)

Total Common Stocks			20,790,333
(Cost $21,104,295)

		Bond Rating	Principal	Market
		Moody's/S&P	Amount	Value
Convertible Preferred Stocks	3.40%
Financial	0.23%
Real Estate Investment Trusts (REITs)	0.23%
Hotels	0.23%
FelCor Lodging Trust Inc.,
Series A, 1.950%		B2/B-	$25,000	586,500

Total Financial				586,500
(Cost $616,400)

Industrial	2.28%
Airlines	0.12%
Continental Airlines Finance Trust II,
6.000%, 11/15/2030		Caa1/CCC	7,500	288,750

Autos	2.16%
Ford Motor Co. Capital Trust II,
6.500%, 01/15/2032		Caa2/CCC-	73,000	2,755,750
General Motors Corp.,
6.250%, 07/15/2033		Caa1/B-	107,000	2,620,430
				5,376,180
Total Industrial				5,664,930
(Cost 5,619,660)

Utilities & Energy	0.89%
Energy-Non Utility	0.89%
AES Trust III,
6.750%, 10/15/2029		B3/B	26,100	1,272,114
Chesapeake Energy Corp.,
4.500%		Ba2/BB	9,250	931,938

Total Utilities & Energy				2,204,052
(Cost $2,060,455)

Total Convertible Preferred Stocks				8,455,482
(Cost $8,296,515)

Nonconvertible Preferred Stocks	12.82%
Financial	12.52%
Financial Services	0.89%
First Republic Capital Trust II,
Series B, 8.750% (1)(7)		NR/BB+	20,000	516,876
Invesco Navigator Fund,
8.000% (1)(6)(7)		NR/NR	2,000	1,683,400
				2,200,276
Insurance	0.10%
Delphi Financial Group Inc.,
8.000%, 05/15/2033		Baa3/BBB+	10,000	255,300

Real Estate Investment Trusts (REITs)	11.53%
Apartments	0.70%
Apartment Investment & Management Co.:
Series T, 8.000%		Ba3/B+	60,000	1,480,200
Series V, 8.000%		Ba3/B+	10,000	247,500
				1,727,700
Diversified	2.74%
Cousins Properties Inc.:
7.500%		NR/NR	25,000	602,000
7.750%		NR/NR	25,000	621,125
Digital Realty Trust Inc.,
8.500%		NR/NR	26,000	664,560
Entertainment Properties Trust:
7.375%		NR/NR	66,000	1,488,300
7.750%		NR/NR	25,000	599,250
iStar Financial Inc.,
Series E, 7.875%		Ba1/BB+	75,500	1,747,070
Realty Income Corp.,
Series D, 7.375%		Baa2/BBB-	35,000	872,900
Vornado Realty Trust,
Series E, 7.000%		Baa3/BBB-	9,400	221,840
				6,817,045

Healthcare	1.43%
HCP, Inc.,
7.100%		Ba1/BBB-	30,000	727,500
Health Care REIT Inc.,
Series F, 7.625%		Baa3/BB+	55,000	1,359,600
LTC Properties Inc.,
Series F, 8.000%		NR/NR	20,625	500,363
Nationwide Health Properties Inc.,
7.677%		Ba1/BB+	950	95,950
Omega Healthcare Investors Inc.,
Series D, 8.375%		B2/B+	35,000	866,600
				3,550,013

Hotels	1.39%
Hospitality Properties Trust,
Series B, 8.875%		Baa3/BB+	25,000	626,750
Host Hotels & Resorts Inc.,
Series E, 8.875%		Ba2/B	60,000	1,537,500
Strategic Hotels & Resorts Inc.,
Series C, 8.250%		NR/NR	55,000	1,303,500
				3,467,750

Manufactured Homes	0.14%
Hilltop Holdings Inc.,
8.250%		NR/NR	15,000	341,550

Mortgage	0.59%
Anthracite Capital Inc.,
Series C, 9.375%		NR/NR	41,200	931,120
Thornburg Mortgage Inc.,
Series C, 8.000%		Caa1/CCC	28,900	547,077
				1,478,197

Office Property	1.29%
Brandywine Realty:
Series C, 7.500%		NR/BBB-	16,300	392,341
Series D, 7.375%		NR/BBB-	40,000	944,000
Highwoods Properties Inc.,
Series A, 8.625%		Ba2/BB+	50	53,437
Maguire Properties Inc.,
Series A, 7.625%		NR/BB	50,500	1,086,255
SL Green Realty Corp.,
Series C, 7.625%		NR/NR	30,000	733,500
				3,209,533

Regional Malls	1.66%
CBL & Associates Properties Inc.,
Series D, 7.375%		NR/NR	40,000	957,600
Glimcher Realty Trust,
Series G, 8.125%		B1/B	55,000	1,293,600
Taubman Centers Inc.:
Series G, 8.000%		B1/NR	27,200	680,000
Series H, 7.625%		B1/NR	49,100	1,197,549
				4,128,749

Shopping Centers	0.78%
Regency Centers Corp.,
Series D, 7.250%		Baa3/BBB-	30,000	731,100
Tanger Factory Outlet Centers Inc.,
Series C, 7.500%		Ba1/BB+	50,000	1,206,500
				1,937,600

Warehouse-Industrial	0.81%
CenterPoint Properties Trust,
5.377% (6)		NR/NR	1,500	1,260,000
First Industrial Realty Trust Inc.,
6.236% (6)		Baa3/BBB-	250	232,500
7.250%		Baa3/BBB-	22,100	517,803
				2,010,303

Total Financial				31,124,016
(Cost $33,429,534)

Industrial	0.30%
Airlines	0.09%
AMR Corp.,
7.875%, 07/13/2039		Caa1/B	10,000	222,500

Leisure	0.21%
Hilton Hotels Corp.,
8.000%, 08/15/2031		Ba1/BB-	22,000	538,340

Total Industrial				760,840
(Cost $745,277)

Total Nonconvertible Preferred Stocks				31,884,856
(Cost $34,174,811)

Convertible Bonds	0.05%
Industrial	0.05%
Cable & Media	0.05%
Charter Communications Holdings Capital Corp.,
5.875%, 11/16/2009 (1)		Caa3/CCC	100,000	129,750

Total Industrial				129,750
(Cost $100,000)

Total Convertible Bonds				129,750
(Cost $100,000)

Corporate Bonds	48.67%
Financial	7.53%
Financial Services	3.40%
Allied Capital Corp.,
6.340%, 10/13/2012 (1)(6)(7)		NR/BBB+	1,000,000	1,009,160
Emigrant Capital Trust II,
7.416%, 04/14/2034 (1)(2)		NR/NR	500,000	499,130
Finova Capital Corp.,
7.500%, 11/15/2009		NR/NR	7,200	1,440
Leucadia National Corp.:
7.000%, 08/15/2013		Ba2/BB+	3,800,000	3,667,000
7.750%, 08/15/2013		Ba2/BB+	1,140,000	1,131,450
7.125%, 03/15/2017 (1)		Ba2/BB+	500,000	478,750
8.650%, 01/15/2027		B1/B+	1,611,000	1,667,385
				8,454,315

Insurance	0.79%
Provident Financing Trust,
7.405%, 03/15/2038		Ba2/B+	250,000	245,598
Zurich Reinsurance Inc.,
7.125%, 10/15/2023		Baa3/BBB	1,700,000	1,708,500
				1,954,098

Real Estate Investment Trusts (REITs)	3.34%
Healthcare	0.94%
Omega Healthcare Investors Inc.,
7.000%, 01/15/2016		Ba3/BB	2,350,000	2,341,187

Hotels	0.93%
Host Marriott Corp.,
Series Q, 6.750%, 06/01/2016		Ba1/BB	2,325,000	2,313,375

Regional Malls	0.99%
Rouse Co. LP,
6.750%, 05/01/2013 (1)		Ba1/BB+	2,500,000	2,464,833

Restaurants	0.43%
Trustreet Properties Inc.,
7.500%, 04/01/2015		Aaa/AAA	1,000,000	1,072,585

Shopping Centers	0.05%
Price Development Co. LP,
7.290%, 03/11/2008		Ba1/BB+	125,000	125,562

Total Financial				18,725,955
(Cost $18,150,859)

Industrial	35.38%
Airlines	0.15%
Atlas Air Inc.,
Pass-Through Certificates, Series 1999-1, Class A-1, 7.200%, 01/02/2019 (4)		NR/NR	72,360	71,094
Continental Airlines Inc.:
Pass-Through Certificates, Series 2001-1, Class C, 7.033%, 06/15/2011 (4)		B1/B+	25,834	25,059
Pass-Through Certificates, Series 1997-1, Class B, 7.461%, 04/01/2013 (4)		Ba3/B-	52,318	51,271
Pass-Through Certificates, Series 1999-1, Class B, 6.795%, 08/02/2018 (4)		Ba1/BBB-	161,173	150,465
Delta Air Lines Inc.,
10.000%, 08/15/2008 (5)		NR/NR	1,214,000	69,805
				367,694

Autos	9.76%
American Axle & Manufacturing Holdings Inc.,
5.250%, 02/11/2014		Ba3/BB	1,000,000	870,000
Dana Corp.,
5.850%, 01/15/2015**(5)		NR/NR	1,300,000	1,033,500
Delphi Corp.:
6.500%, 05/01/2009**(5)		NR/NR	1,375,000	1,258,125
8.250%, 10/15/2033**(5)		NR/NR	1,015,000	644,525
Ford Capital BV (Netherlands),
9.500%, 06/01/2010		Caa1/CCC+	3,000,000	3,000,000
Ford Motor Co.:
9.215%, 09/15/2021		Caa1/CCC+	800,000	696,000
7.450%, 07/16/2031		Caa1/CCC+	3,000,000	2,370,000
Ford Motor Credit Co. LLC:
7.875%, 06/15/2010		B1/B	500,000	489,053
8.000%, 12/15/2016		B1/B	1,650,000	1,546,019
General Motors Acceptance Corp.:
7.821%, 12/01/2014 (2)		Ba1/BB+	4,389,000	4,051,692
8.000%, 11/01/2031		Ba1/BB+	4,000,000	3,934,648
General Motors Corp.,
8.250%, 07/15/2023		Caa1/B-	1,000,000	880,000
Sonic Automotive Inc.,
Series B, 8.625%, 08/15/2013		B1/B	1,750,000	1,736,875
Visteon Corp.,
8.250%, 08/01/2010		Caa2/CCC+	2,000,000	1,770,000
				24,280,437

Cable & Media	1.17%
CCH I Holdings LLC:
11.125%, 01/15/2014		Caa3/CCC	296,000	270,840
12.125%, 01/15/2015		Caa3/CCC	2,225,000	2,091,500
11.000%, 10/01/2015		Caa2/CCC	242,000	246,235
CCH II Holdings LLC,
10.250%, 09/15/2010		Caa2/CCC	292,000	300,030
				2,908,605

Chemicals	0.83%
Borden Inc.,
7.875%, 02/15/2023		Caa1/CCC+	575,000	465,750
Ferro Corp.,
9.125%, 01/01/2009		B1/B+	1,050,000	1,081,500
Solutia Inc.,
11.250%, 07/15/2009 (5)		NR/NR	250,000	255,000
Union Carbide Chemical & Plastics Co. Inc.,
7.875%, 04/01/2023		Ba2/BBB-	250,000	271,539
				2,073,789

Healthcare	0.49%
Eszopiclone Royalty Sub LLC,
Series IV, 12.000%, 03/15/2014 (1)(6)(7)		NR/NR	1,150,000	1,207,500

Leisure	14.18%
Caesars Entertainment Inc.,
7.000%, 04/15/2013		Baa3/BB	4,150,000	4,331,330
Fontainebleau Las Vegas Holdings LLC,
10.250%, 06/15/2015 (1)		Caa1/CCC+	3,800,000	3,581,500

Hilton Hotels Corp.,
7.500%, 12/15/2017		Ba1/BB+	3,500,000	4,193,469
Las Vegas Sands Corp.,
6.375%, 02/15/2015		Ba3/BB	3,400,000	3,306,500
MGM Mirage Resorts Inc.:
8.375%, 02/01/2011		B1/B+	1,950,000	2,042,625
7.250%, 08/01/2017		Ba2/BB	6,000,000	5,850,000
Mohegan Tribal Gaming Authority,
6.875%, 02/15/2015		Ba2/B	2,550,000	2,521,312
Pinnacle Entertainment Inc.,
8.250%, 03/15/2012		B3/B-	875,000	890,313
Premier Ent. Escrow,
02/01/2012 **(6)(7)		NR/NR	250,000	0
Royal Caribbean Cruises Ltd.:
8.000%, 05/15/2010		Ba1/BBB-	1,500,000	1,569,183
6.875%, 12/01/2013		Ba1/BBB-	2,500,000	2,482,415
Seneca Gaming Corp.,
7.250%, 05/01/2012		Ba2/BB	100,000	101,250
Starwood Hotels & Resorts Worldwide Inc.,
7.825%, 05/01/2012		Baa3/BBB-	2,095,000	2,237,825
Station Casinos Inc.,
6.875%, 03/01/2016		Ba3/B	2,450,000	2,143,750
				35,251,472
Other Industrial	6.27%
Advanced Micro Devices Inc.,
7.750%, 11/01/2012		B2/B	2,233,000	2,059,942
Allegheny Ludlum Corp.,
6.950%, 12/15/2025		Baa3/BB+	1,580,000	1,524,700
Amerigas Partners LP,
7.250%, 05/20/2015		B1/NR	1,510,000	1,494,900
Aramark Corp.,
8.500%, 02/01/2015		B3/B-	4,225,000	4,330,625
Freeport-McMoRan Copper & Gold Inc.:
6.875%, 02/01/2014		Baa3/BBB	1,000,000	1,022,500
8.375%, 04/01/2017		Ba3/BB	1,725,000	1,888,875
The Goodyear Tire & Rubber Co.:
7.857%, 08/15/2011		B2/B	1,060,000	1,081,200
8.625%, 12/01/2011 (1)		Ba3/B	167,000	175,350
Levi Strauss & Co.,
9.750%, 01/15/2015		B2/B+	1,500,000	1,582,500
Novelis Inc.,
7.250%, 02/15/2015		B3/B	225,000	218,250
Winn-Dixie Stores Inc.,
0.000%, 04/01/2008 **(5)(6)		NR/NR	2,150,000	198,875
				15,577,717
Telecom & Related	2.53%
American Tower Corp.,
7.500%, 05/01/2012		Ba1/BB+	500,000	516,250
Qwest Capital Funding Inc.,
7.900%, 08/15/2010		B1/B+	2,500,000	2,568,750
Qwest Communications International Inc.,
9.058%, 02/15/2009 (2)		Ba3/B+	667,000	677,005
Qwest Corp.:
7.500%, 06/15/2023		Ba1/BBB-	375,000	371,250
6.875%, 09/15/2033		Ba1/BBB-	1,726,000	1,622,440
Rogers Wireless Inc.,
7.500%, 03/15/2015		Baa3/BBB-	500,000	536,628
				6,292,323
Total Industrial				87,959,537
(Cost $87,558,060)

Utilities & Energy	5.76%
Energy-Non Utility	5.42%
Calpine Corp.,
8.750%, 07/15/2013 **(1)(5)		NR/D	200,000	219,000
Enterprise Products Operating LP,
8.375%, 08/01/2066		Ba1/BB	2,000,000	2,058,696
Forest Oil Corp.,
7.250%, 06/15/2019 (1)		B1/B+	2,950,000	2,964,750
Kerr-McGee Corp.,
6.950%, 07/01/2024		Baa3/BBB-	1,050,000	1,090,552
KN Capital Trust III,
7.630%, 04/15/2028		B1/B-	1,970,000	1,773,093
Tennessee Gas Pipeline Co.:
7.500%, 04/01/2017		Baa3/BB	400,000	433,566
7.000%, 03/15/2027		Baa3/BB	1,850,000	1,891,129
Transcontinental Gas Pipe Line Corp.,
6.400%, 04/15/2016		Ba1/BB+	2,100,000	2,121,000
Whiting Petroleum Corp.,
7.000%, 02/01/2014		B1/B	950,000	916,750
				13,468,536

Utilities	0.34%
Indianapolis Power & Light Co.,
6.300%, 07/01/2013 (1)		Baa1/BBB	100,000	102,972
Portland General Electric Co.,
7.875%, 03/15/2010		Baa2/BBB	100,000	106,708
WPD Holdings Inc.,
7.250%, 12/15/2017 (1)		Baa3/BBB-	600,000	644,488
				854,168

Total Utilities & Energy				14,322,704
(Cost $14,149,879)

Total Corporate Bonds				121,008,196
(Cost $119,858,798)

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities	4.77%
Asset-Backed Securities	0.14%
Vanderbilt Mortgage and Finance Inc.,
Series 2002-B, Class B1, 5.850%, 04/07/2018		Baa2/BBB	357,135	354,751

Collateralized Debt Obligations	4.19%
Anthracite CDO Ltd. (Cayman Islands),
Series 2004-1A, Class G, 8.079%, 02/24/2014 (1)(2)(4)(6)(7)		NR/BBB-	500,000	404,220
Crest Ltd. Series 2003-1A (Cayman Islands):
Class PS, 8.500%, 08/28/2012 (1)(3)(4)(6)(7)		NR/BB-	200,000	114,860
Crest Ltd. Series 2003-2A (Cayman Islands):
Class E1, 10.079%, 12/28/2013 (1)(3)(4)(6)(7)		Ba1/BB	250,000	232,092
Class PS, 6.000%, 12/28/2013 (1)(2)(4)(6)(7)		NR/NR	413,450	307,603
Crest Ltd. Series 2004-1A (Cayman Islands):
Class H2, 7.334%, 10/28/2014 (1)(4)(6)(7)		Ba2/BB	300,000	240,093
Class PS, 7.667%, 12/28/2013 (1)(3)(4)(6)(7)		NR/NR	1,064,633	535,212
Exeter Street Solar, Class E1, 8.979%, 10/28/2014 (1)(2)(4)(6)(7)		NR/BB+	430,137	388,681
Fairfield Street Solar, Class F, 10.375%, 12/28/2014 (1)(2)(4)(6)(7)		NR/BB-	1,087,500	898,906
Denali Capital CLO VI Ltd. (Cayman Islands),
Series 6A, Class B2L, 9.479%, 04/21/2010 (1)(2)(4)(7)		Ba2/BB	800,000	634,250
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 22.000%, 12/04/2012 (1)(3)(4)(7)		NR/NR	100,000	78,500
MM Community Funding II Ltd. (Cayman Islands),
Series 2I, 6.000%, 12/15/2011 (1)(3)(4)(6)(7)		NR/NR	500,000	45,000
N-Star Real Estate CDO Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 06/28/2014 (1)(4)(6)(7)		NR/BBB+	500,000	429,600
Preferred CPO Ltd (Cayman Islands),
10.026%, 07/26/2010 (1)(4)(6)(7)		Baa3/NR	1,100,000	1,183,703
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 24.907%, 07/03/2012 (1)(3)(4)(7)		NR/NR	100,000	38,000
Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 07/03/2013 (1)(3)(4)(7)		NR/NR	150,000	97,500
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 10/03/2013 (1)(3)(4)(7)		NR/NR	150,000	103,500
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 12/24/2013 (1)(3)(4)(7)		NR/NR	750,000	555,000
Preferred Term Securities XIII Ltd. (Cayman Islands),
Subordinate Income Notes, 18.000%, 03/24/2014 (1)(3)(4)(7)		NR/NR	900,000	639,000
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 17.500%, 06/17/2014 (1)(3)(4)(7)		NR/NR	500,000	360,000
Regional Diversified Funding (Cayman Islands):
Series 2004-1, 16.800%, 02/15/2014 (1)(3)(4)(6)(7)		NR/NR	500,000	300,000
Series 2005-1, 14.100%, 03/15/2015 (1)(3)(4)(6)(7)		NR/NR	750,000	585,000
River North CDO Ltd. (Cayman Islands),
Series 2005-1A, 11.000%, 02/06/2014 (1)(3)(4)(6)(7)		Ba3/NR	600,000	90,000
Soloso Bank Pref 2005 (Cayman Islands),
15.000%, 10/15/2015 (1)(3)(4)(6)(7)		NR/NR	750,000	566,250
TIAA Real Estate CDO Ltd. (Cayman Islands),
Series 2003-1A, Class PS, 16.000%, 09/30/2013 (1)(3)(4)(6)(7)		NR/NR	250,000	222,707
Tricadia (Cayman Islands):
Series 2003-1A, Class PS, 17.575%, 12/15/2013 (1)(3)(4)(6)(7)		NR/NR	250,000	192,500
Series 2004-2A, Class C, 8.876%, 12/15/2019 (1)(2)(4)(6)(7)		Baa1/BBB+	485,577	401,038
Tropic (Cayman Islands):
Series 2003-1A, Class PS, 12.850%, 10/15/2013 (1)(3)(4)(7)		NR/NR	700,000	432,250
Series 2004-1A, Class PS, 16.500%, 04/15/2014 (1)(3)(4)(6)(7)		NR/NR	500,000	350,000

				10,425,465

Commercial Mortgage-Backed Securities	0.44%
Global Signal Trust,
Series 2004-2A, Class G, 7.113%, 12/15/2014 (1)(4)(6)		Ba2/NR	1,000,000	975,470
Times Square Hotel Trust,
8.528%, 08/01/2026 (1)(6)(7)		Baa3/BB+	90,697	107,555

				1,083,025

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities				11,863,241
(Cost $15,166,332)

Money Market Mutual Funds	20.56%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares			38,696,398	38,696,398
Morgan Stanley Institutional Liquidity Funds Prime Portfolio			12,431,033	12,431,033

Total Money Market Mutual Funds				51,127,431
(Cost $51,127,431)

Total Investments			98.63%	245,259,289
(Cost $249,828,182)

Other Assets in Excess of Liabilities			1.37%	3,398,901
NET ASSETS			100.00%	$248,658,190

See Legend and Notes to Statement of Investments

Westcore Flexible Income
Country Breakdown as of September 30, 2007 (Unaudited)
Country	Market Value	%
United States	$180,706,393	72.67%
Cayman Islands	10,425,465	4.19%
Netherlands	3,000,000	1.21%
Money Market Mutual Funds	51,127,431	20.56%
Total Investments	245,259,289	98.63%
Other Assets in Excess of Liabilities	3,398,901	1.37%
Total Net Assets	$248,658,190	100.00%

Westcore Plus Bond Fund
Statement of Investments, September 30, 2007 (Unaudited)
		Bond Rating	Principal	Market
		Moody's/S&P	Amount	Value
Convertible Preferred Stocks	0.16%
Industrial	0.16%
Autos	0.16%
Ford Motor Co. Capital Trust II,
6.500%, 01/15/2032		Caa2/CCC-	22,000	$830,500
General Motors Corp.,
Series C, 6.250%, 07/15/2033		Caa1/B-	35,000	857,150

Total Industrial				1,687,650
(Cost $1,780,966)

Total Convertible Preferred Stocks				1,687,650
(Cost $1,780,966)

Nonconvertible Preferred Stocks	1.58%
Financial	1.49%
Financial Services	0.22%
First Tennessee Bank,
3.900% (1)(2)		A3/BBB+	1,500	1,405,312
Goldman Sachs,
6.200%, 10/31/2010		A2/A	40,000	966,400
				2,371,712

Real Estate Investment Trusts (REITs)	1.27%
Apartments	0.14%
Apartment Investment & Management Co.:
Series T, 8.000%		Ba3/B+	9,000	222,750
Series V, 8.000%		Ba3/B+	34,000	838,780
Cousins Properties Inc.,
7.500%		NR/NR	15,000	361,200
				1,422,730

Diversified	0.15%
iStar Financial Inc.,
Series E, 7.875%		Ba1/BB+	70,500	1,631,370

Healthcare	0.12%
Health Care REIT Inc.,
Series F, 7.625%		Baa3/BB+	40,000	988,800
Omega Healthcare Investors,
Series D, 8.375%		B2/B+	12,500	309,500
				1,298,300

Manufactured Homes	0.04%
Hilltop Holdings Inc.,
8.250%		NR/NR	19,500	444,015

Mortgage	0.19%
Anthracite Capital Inc.,
8.250%		NR/NR	100,000	2,009,000

Shopping Centers	0.26%
Realty Income Corp.,
Series D, 7.375%		Baa2/BBB-	20,000	498,800
Tanger Factory Outlet,
Series C, 7.500%		Ba1/BB+	36,000	868,680
Taubman Centers Inc.:
Series G, 8.000%		B1/NR	20,000	500,000
Series H, 7.625%		B1/NR	36,100	880,479
				2,747,959

Warehouse-Industrial	0.37%
CenterPoint Properties Trust,
5.377% (6)		NR/NR	3,900	3,276,000
First Industrial Realty Trust Inc.,
6.236% (6)		Baa3/BBB-	675	627,750
				3,903,750

Total Financial				15,828,836
(Cost $17,367,287)

Utilities & Energy	0.09%
Utilities	0.09%
Southern California Edison,
5.349%, 04/30/2010		Baa2/BBB-	9,400	951,457

Total Utilities & Energy				951,457
(Cost $940,000)

Total Nonconvertible Preferred Stocks				16,780,293
(Cost $18,307,287)

Corporate Bonds	35.35%
Financial	12.42%
Financial Services	4.73%
Allied Capital,
6.340%, 10/13/2012 (1)(6)(7)		NR/BBB+	4,000,000	4,036,640
BHP Billiton Finance,
5.000%, 12/15/2010		A1/A+	4,835,000	4,846,884
Charles Schwab Corp.,
8.050%, 03/01/2010		A2/A-	210,000	223,853
Emigrant Capital Trust II,
7.416%, 04/14/2034 (1)(2)		NR/NR	850,000	848,520
FIA Card Services NA,
6.625%, 06/15/2012		Aa1/AA	2,700,000	2,843,324
Fifth Third Bancorp,
4.500%, 06/01/2018		A1/A	75,000	66,206
First Empire Capital Trust,
8.277%, 06/01/2027		A3/BBB	25,000	26,079
FMR Corp.,
7.490%, 06/15/2019 (1)		Aa3/AA-	5,000,000	5,774,990
General Electric Capital Corp.,
Series A, 5.875%, 01/15/2010		Aaa/AAA	2,250,000	2,311,402
HSBC Holdings PLC,
6.500%, 05/02/2036		Aa3/A+	200,000	202,727
Leucadia National Corp.:
7.000%, 08/15/2013		Ba2/BB+	1,500,000	1,447,500
7.125%, 03/15/2017 (1)		Ba2/BB+	8,500,000	8,138,750
8.650%, 01/15/2027		B1/B+	635,000	657,225
Manufacturers & Traders Trust Co.,
3.850%, 04/01/2013 (1)		A2/A-	526,000	521,212
Marshall & Ilsley Bank,
2.900%, 08/18/2009		Aa3/A+	472,727	459,764
Merrill Lynch & Company Inc.,
Series CPI, 4.030%, 10/01/2009 (2)		Aa3/AA-	1,500,000	1,299,330
Royal Bank of Canada,
Series YCD, 4.700%, 07/19/2010		Aaa/AA-	1,250,000	1,229,868
Union Bank of California,
5.950%, 05/11/2016		A1/A	3,000,000	2,982,855
USAA Capital Corp.,
Series MTNB, 4.640%, 12/15/2009 (1)		Aa1/AAA	1,500,000	1,489,868
Wachovia Capital Trust III,
5.800%, 08/29/2049		A2/A-	3,300,000	3,280,388
Washington Mutual Inc.,
8.250%, 04/01/2010		A3/BBB+	3,200,000	3,377,725
Wells Fargo & Co.,
4.625%, 08/09/2010		Aa1/AA+	4,300,000	4,257,753
				50,322,863

Foreign Financials	0.24%
Swedish Export Credit,
Series MTNC, 4.125%, 10/15/2008 (Sweden)		Aa1/AA+	2,500,000	2,492,220

Insurance	0.66%
Berkshire Hathaway,
4.850%, 01/15/2015		Aaa/AAA	1,000,000	961,353
Fund American Companies Inc.,
5.875%, 05/15/2013		Baa2/BBB	4,375,000	4,318,663
Prudential Financial,
Series MTNB, 4.350%, 05/12/2015		A3/A+	1,607,702	1,570,038
Zurich Reinsurance,
7.125%, 10/15/2023		Baa3/BBB	200,000	201,000
				7,051,054

Real Estate Investment Trusts (REITs)	6.79%
Apartments	0.48%
BRE Properties Inc.,
7.450%, 01/15/2011		Baa2/BBB	1,200,000	1,269,477
Colonial Realty LP,
4.750%, 02/01/2010		Baa3/BBB-	3,210,000	3,165,301
United Dominion Realty Trust,
Series MTNE, 3.900%, 03/15/2010		Baa2/BBB	625,000	610,501
				5,045,279

Diversified	1.23%
iStar Financial Inc.,
6.500%, 12/15/2013		Baa2/BBB	4,116,000	3,960,172
National Retail Properties Inc.,
6.250%, 06/15/2014		Baa3/BBB-	975,000	975,990
Prime Property Funding Inc.,
5.600%, 06/15/2011 (1)		A3/A	2,410,000	2,422,669
Vornado Realty LP,
4.750%, 12/01/2010		Baa2/BBB	2,101,000	2,053,759
Washington REIT,
5.250%, 01/15/2014		Baa1/A-	3,850,000	3,699,346
				13,111,936

Healthcare	0.54%
Healthcare Realty Trust Inc.,
8.125%, 05/01/2011		Baa3/BBB-	375,000	402,013
5.125%, 04/01/2014		Baa3/BBB-	3,125,000	3,003,825
Nationwide Health,
6.000%, 05/20/2015		Baa3/BBB-	2,000,000	2,020,228
Senior Housing Properties Trust,
8.625%, 01/15/2012		Ba2/BB+	325,000	351,000
				5,777,066

Hotels	0.29%
Host Marriott Corp.,
Series Q, 6.750%, 06/01/2016		Ba1/BB	3,075,000	3,059,625

Office Property	0.44%
Boston Properties LP,
5.000%, 06/01/2015		Baa2/BBB+	375,000	349,983
Highwoods Properties Inc.,
5.850%, 03/15/2017		Ba1/BBB-	4,500,000	4,271,918
				4,621,901

Regional Malls	1.39%
Rouse Co.,
8.000%, 04/30/2009		Ba1/BB+	775,000	808,883
Simon Property Group:
6.100%, 05/01/2016		A3/A-	2,500,000	2,497,375
5.250%, 12/01/2016		A3/A-	8,950,000	8,388,441
7.375%, 06/15/2018		A3/A-	2,868,000	3,120,138
				14,814,837

Restaurants	0.09%
Trustreet Properties Inc.,
7.500%, 04/01/2015		Aaa/AAA	850,000	911,697

Shopping Centers	1.49%
Developers Diversified Realty,
5.375%, 10/15/2012		Baa2/BBB	2,200,000	2,145,310
Kimco Realty Corp.:
5.980%, 07/30/2012		Baa1/A-	1,800,000	1,842,095
5.783%, 03/15/2016		Baa1/A-	2,000,000	1,954,338
Price Development Co. LP,
7.290%, 03/11/2008		Ba1/BB+	1,000,000	1,004,500
Weingarten Realty Investors:
7.000%, 07/15/2011		Baa1/A-	550,000	572,631
4.857%, 01/15/2014		Baa1/A-	2,015,000	1,912,011
6.640%, 07/15/2026		Baa1/A-	545,000	583,790
Westfield Capital,
5.700%, 10/01/2016 (Australia) (1)		A2/A-	6,000,000	5,813,946
				15,828,621

Timber	0.22%
Plum Creek Timberland,
5.875%, 11/15/2015		Baa3/BBB-	2,400,000	2,337,984

Warehouse	0.62%
Prologis Trust:
5.500%, 04/01/2012		Baa1/BBB+	4,375,000	4,329,395
7.810%, 02/01/2015		Baa1/BBB+	1,000,000	1,056,602
7.625%, 07/01/2017		Baa1/BBB+	1,100,000	1,193,691
				6,579,688

Total Financial				131,954,771
(Cost $134,129,245)

Industrial	13.23%
Airlines	0.27%
Delta Air Lines Inc.,
10.000%, 08/15/2008 **(5)		NR/NR	336,000	19,320
FedEx Corp.:
Series A2, 7.890%, 09/23/2008		Baa1/BBB+	167,625	170,706
Series 1997-A, 7.500%, 01/15/2018 (4)		A3/A+	706,010	766,021
Southwest Airlines Co.,
Series 2007-1, 6.150%, 08/01/2022 (6)(8)		Aa3/AA-	1,950,000	1,950,605
				2,906,652

Autos	2.80%
American Axle & Manufacturing Inc.,
5.250%, 02/11/2014		Ba3/BB	850,000	739,500
American Honda Finance Corp.,
5.125%, 12/15/2010 (1)		Aa3/A+	3,600,000	3,652,722
DaimlerChrysler NA Holdings Corp.,
6.500%, 11/15/2013		Baa1/BBB+	3,075,000	3,192,548
Dana Corp.,
5.850%, 01/15/2015 **(5)		NR/NR	1,600,000	1,272,000
Delphi Corp.,
6.500%, 05/01/2009 **(5)		NR/NR	1,000,000	915,000
Ford Capital BV,
9.500%, 06/01/2010 (Netherlands)		Caa1/CCC+	1,200,000	1,200,000
Ford Motor Co.,
7.450%, 07/16/2031		Caa1/CCC+	2,775,000	2,192,250
Ford Motor Credit Co.:
7.875%, 06/15/2010		B1/B	2,000,000	1,956,212
8.000%, 12/15/2016		B1/B	3,250,000	3,045,188
General Motors Acceptance Corp.,
7.8213%, 12/01/2014 (2)		Ba1/BB+	5,550,000	5,123,466
General Motors Corp.,
8.250%, 07/15/2023		Caa1/B-	2,850,000	2,508,000
Strats-DaimlerChrysler CPI Notes,
Series DCX, 4.358%, 11/15/2013 (1)(2)		NR/BBB+	3,465,000	3,315,797
Visteon Corp.,
8.250%, 08/01/2010		Caa2/CCC+	750,000	663,750
				29,776,433

Beverages	0.89%
Diageo Finance BV,
5.300%, 10/28/2015 (Netherlands)		A3/A-	9,700,000	9,421,930

Brewery	0.06%
Anheuser-Busch Companies Inc.:
4.950%, 01/15/2014		A2/A	175,000	170,247
5.050%, 10/15/2016		A2/A	450,000	430,938
				601,185

Cable & Media	1.25%
AT&T Broadband Corp.,
8.375%, 03/15/2013		Baa2/BBB+	2,975,000	3,338,179
CCH I Holdings, LLC,
11.125%, 01/15/2014		Caa3/CCC	308,000	281,820
CCH I, LLC,
11.000%, 10/01/2015		Caa2/CCC	253,000	257,427
Cox Communications Inc.,
7.250%, 11/15/2015		Baa3/BBB-	3,000,000	3,230,925
Cox Enterprises Inc.,
7.875%, 09/15/2010 (1)		Baa3/BB+	3,000,000	3,211,791
Time Warner Inc.,
9.150%, 02/01/2023		Baa2/BBB+	2,410,000	2,945,442
				13,265,584

Chemicals	0.29%
Borden Inc.,
7.875%, 02/15/2023		Caa1/CCC+	775,000	627,750
Dow Chemical Co.,
6.125%, 02/01/2011		A3/A-	350,000	360,306
Ferro Corp.,
9.125%, 01/01/2009		B1/B+	1,325,000	1,364,750
PPG Industries Inc.,
6.875%, 02/15/2012		A2/A	688,000	735,628
				3,088,434

Healthcare	1.11%
Baxter FinCo BV,
4.750%, 10/15/2010 (Netherlands)		Baa1/A	1,175,000	1,174,618
Eli Lilly & Co.,
5.500%, 03/15/2027		Aa3/AA	10,000,000	9,450,830
Eszopiclone Royalty Sub LLC,
Series IV, 12.000%, 03/15/2014 (1)(6)(7)		NR/NR	1,150,000	1,207,500
				11,832,948

Leisure	2.82%
Caesars Entertainment Inc.,
7.000%, 04/15/2013		Baa3/BB	4,500,000	4,696,623
Fontainebleau Las Vegas Holdings LLC,
10.250%, 06/15/2015 (1)		Caa1/CCC+	7,845,000	7,393,912
Hilton Hotels Corp.,
7.500%, 12/15/2017		Ba1/BB+	5,057,000	6,058,964
Mashantucket West,
5.912%, 09/01/2021 (1)		Baa2/BBB-	1,600,000	1,514,770
MGM Mirage:
7.625%, 07/15/2013		B1/B+	1,500,000	1,481,250
7.250%, 08/01/2017		Ba2/BB	4,050,000	3,948,750
Starwood Hotels & Resorts Worldwide Inc.,
7.375%, 11/15/2015		Baa3/BBB-	2,250,000	2,331,709
Station Casinos Inc.,
6.875%, 03/01/2016		Ba3/B	2,900,000	2,537,500
				29,963,478

Other Industrial	3.47%
Advanced Micro Devices Inc.,
7.750%, 11/01/2012		B2/B	645,000	595,012
Amerigas Partners,
7.250%, 05/20/2015		B1/NR	1,250,000	1,237,500
Aramark Corp.,
8.500%, 02/01/2015		B3/B-	3,575,000	3,664,375
BAE Systems Holdings Inc.,
4.750%, 08/15/2010 (1)		Baa2/BBB	1,775,000	1,755,871
Burlington Northern SantaFe Co.,
4.575%, 01/15/2021		Aa2/A	1,596,277	1,525,371
Burlington Resources Inc.,
6.875%, 02/15/2026		A2/A-	1,000,000	1,079,608
Costco Wholesale Corp.,
5.500%, 03/15/2017		A2/A	2,800,000	2,744,423
CSX Transportation Inc.,
9.750%, 06/15/2020		Baa3/BBB-	1,250,000	1,596,883
Freeport-McMoRan Copper & Gold Inc.,
8.375%, 04/01/2017		Ba3/BB	2,800,000	3,066,000
GATX Corp.,
5.697%, 01/02/2025 (1)(6)		A3/A-	275,136	268,065
Kennametal Inc.,
7.200%, 06/15/2012		Baa3/BBB	7,880,000	8,345,479
Levi Strauss & Co.,
9.750%, 01/15/2015		B2/B+	500,000	527,500
Science Applications:
6.250%, 07/01/2012		A3/A-	2,700,000	2,795,226
5.500%, 07/01/2033		A3/A-	1,225,000	1,032,521
Sweetwater Investors LLC,
5.875%, 05/15/2014 (1)		NR/BBB-	549,637	555,953
West Fraser Timber Co. Ltd. (Canada)
5.200%, 10/15/2014 (1)		Baa3/BBB	5,400,000	5,036,283
WM Wrigley Jr Co.,
4.650%, 07/15/2015		A1/A+	1,125,000	1,057,423
				36,883,493

Retail-Drug Stores	0.18%
CVS Caremark Corp.,
5.750%, 06/01/2017		Baa2/BBB+	2,000,000	1,955,666

Telecom & Related	0.09%
American Tower Corp.,
7.500%, 05/01/2012		Ba1/BB+	500,000	516,250
Qwest Communications International Inc.,
9.058%, 02/15/2009 (2)		Ba3/B+	333,000	337,995
Verizon Global,
4.375%, 06/01/2013		A3/A	125,000	118,381
				972,626

Total Industrial				140,668,429
(Cost $141,420,404)

Utilities & Energy	9.70%
Energy-Non Utility	4.65%
Ametek Inc.,
7.200%, 07/15/2008		Baa3/BBB	2,035,000	2,056,062
Consumers Energy Co.:
Series B, 6.875%, 03/01/2018		Baa1/BBB	1,564,000	1,674,470
5.650%, 04/15/2020		Baa1/BBB	1,225,000	1,187,152
Duke Energy Carolinas LLC,
5.300%, 10/01/2015		A2/A	525,000	514,827
Enterprise Products Operating LP,
8.375%, 08/01/2066		Ba1/BB	3,125,000	3,216,713
Forest Oil Corp.,
7.250%, 06/15/2019 (1)		B1/B+	9,825,000	9,874,125
Kerr-McGee Corp.,
6.950%, 07/01/2024		Baa3/BBB-	4,500,000	4,673,795
Kinder Morgan Finance (Canada),
5.700%, 01/05/2016		Ba2/BB-	4,000,000	3,655,772
Northern Border Partners LP:
Series A, 8.875%, 06/15/2010		Baa2/BBB	1,000,000	1,092,309
7.100%, 03/15/2011		Baa2/BBB	1,000,000	1,051,475
Northern Natural Gas Co.,
5.375%, 10/31/2012 (1)		A2/A	350,000	352,035
Tennessee Gas Pipeline Co.:
7.000%, 03/15/2027		Baa3/BB	75,000	76,667
7.000%, 10/15/2028		Baa3/BB	9,775,000	9,998,799
Transcontinental Gas Pipe Line:
6.250%, 01/15/2008		Ba1/BB+	50,000	50,250
6.400%, 04/15/2016		Ba1/BB+	5,725,000	5,782,250
Valero Energy Corp.,
6.125%, 06/15/2017		Baa3/BBB	3,175,000	3,201,657
Whiting Petroleum Corp.,
7.000%, 02/01/2014		B1/B	1,000,000	965,000
				49,423,358

Utilities	5.05%
CE Electric UK Funding Co.,
6.995%, 12/30/2007 (United Kingdom) (1)		Baa1/BBB-	600,000	603,117
Centerpoint Energy Inc.,
7.250%, 09/01/2010		Ba1/BBB-	2,350,000	2,471,128
Commonwealth Edison Co.,
Series 104, 5.950%, 08/15/2016		Baa2/BBB	5,275,000	5,265,932
Curtis Palmer Inc.,
5.900%, 07/15/2014 (1)		NR/BBB+	825,000	850,736
FPL Group Capital Inc.:
5.625%, 09/01/2011		A2/A-	2,000,000	2,027,372
6.350%, 10/01/2066		A3/BBB+	3,900,000	3,706,966
Georgia Power Co.,
Series 07-A, 5.650%, 03/01/2037		A2/A	850,000	791,063
Indianapolis Power & Light Co.,
6.300%, 07/01/2013 (1)		Baa1/BBB	400,000	411,889
Midamerican Energy Holdings Co.,
5.875%, 10/01/2012		Baa1/BBB+	200,000	203,306
Nevada Power Co.:
5.950%, 03/15/2016		Ba1/BB+	9,067,000	8,907,049
6.750%, 07/01/2037		Ba1/BB+	2,850,000	2,879,190
Oncor Electric Delivery Co.,
7.000%, 09/01/2022		Ba1/BBB-	10,577,000	10,809,271
Pacific Gas & Electric,
4.800%, 03/01/2014		Baa1/BBB+	700,000	668,189
Pacificorp,
6.900%, 11/15/2011		A3/A-	2,107,000	2,230,698
Portland General Electric,
7.875%, 03/15/2010		Baa2/BBB	200,000	213,417
Power Contract Financing LLC,
6.256%, 02/01/2010 (1)		Baa2/BBB	166,247	168,825
Power Receivables Finance LLC,
6.290%, 01/01/2012 (1)		Baa2/BBB	65,915	67,939
Public Service Co. of Oklahoma,
6.150%, 08/01/2016		Baa1/BBB	3,075,000	3,115,608
San Diego Gas & Electric Co.,
6.000%, 06/01/2026		A1/A+	3,550,000	3,524,866
Tenaska Alabama II Partners LP,
6.125%, 03/30/2023 (1)		Baa3/BBB-	269,008	270,319
Tenaska Virginia Partners LP,
6.119%, 03/30/2024 (1)		Baa3/BBB-	234,391	235,517
Westar Energy Inc.,
5.100%, 07/15/2020		Baa2/BBB	3,265,000	3,017,601
WPD Holdings:
6.875%, 12/15/2007 (1)		Baa3/BBB-	150,000	150,472
7.250%, 12/15/2017 (1)		Baa3/BBB-	875,000	939,878
Yorkshire Power Finance,
6.496%, 02/25/2008		Baa1/BBB-	175,000	176,213
				53,706,561

Total Utilities & Energy				103,129,919
(Cost $104,245,067)

Total Corporate Bonds				375,753,119
(Cost $379,794,716)

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities	31.87%
Asset-Backed Securities	3.84%
AmeriCredit Automobile Receivables Trust,
Series 2007-BF, Class A3A, 5.160%, 04/06/2012		Aaa/AAA	4,000,000	4,003,620
Banc of America Funding Corp.,
Series 2005-4, Class 1A4, 5.500%, 08/01/2035		Aa1/AAA	1,500,000	1,403,262
Bank of America Alternative Loan Trust,
Series 2005-4 CB9, 5.500%, 04/25/2020 (4)		Aa1/NR	833,000	810,189
Bear Stearns Co.,
Series 2003-7, Class 4A, 4.912%, 10/25/2033 (2)		Aaa/AAA	243,082	234,661
Carmax Auto Owner Trust,
Series 2005-3, Class A4, 4.910%, 01/18/2011		Aaa/AAA	1,100,000	1,097,000
Chase Mortgage Finance Corp.,
Series 2007-S2, Class 2A1, 5.500%, 03/25/2037		Aaa/AAA	16,449,064	16,446,695
Citibank Credit Card Issuance Trust:
Series 2003-A6, Class A6, 2.900%, 05/15/2008 (4)		Aaa/AAA	300,000	296,026
Series 2005-B1, Class B1, 4.400%, 09/15/2010		A2/A	2,500,000	2,479,623
Community Reinvestment Revenue Notes,
Series 2006-18, Class A2, 5.730%, 06/01/2031 (1)(7)		NR/AAA	1,250,000	1,279,829
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-2, Class 3A1, 5.480%, 11/25/2014 (4)		Aaa/AAA	331,189	323,492
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4, 6.190%, 03/01/2011 (4)		Aaa/AAA	400,000	410,224
Diversified REIT Trust,
Series 1999-1A, Class D, 6.780%, 03/18/2011 (1)		Baa3/NR	300,000	302,740
Ford Credit Auto,
Series 2005-C, Class B, 4.520%, 09/15/2010		Aaa/AAA	3,000,000	2,977,608
Harley-Davidson Motorcycle Trust:
Series 2003-3, Class A2, 2.760%, 03/15/2008 (4)		Aaa/AAA	181,944	181,015
Series 2007-1, Class B, 5.370%, 01/15/2011 (4)		A1/A	1,000,000	988,268
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A, 5.362%, 04/20/2014 (1)(4)		Aaa/AAA	634,984	638,958
Provident Funding Mortgage Loan Trust,
Series 2004-1, Class 1A1, 4.100%, 03/25/2009 (4)		Aaa/AAA	261,943	258,574
Vanderbilt Mortgage Finance,
Series 2002-B, Class B1, 5.850%, 04/07/2018		Baa2/BBB	523,798	520,301
Washington Mutual,
Series 2003-AR3, Class B1, 4.780%, 04/25/2033		Aaa/AAA	151,071	149,532
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-M, Class A1, 4.736%, 12/25/2033		NR/AAA	931,493	902,344
Series 2004-O, Class A1, 4.897%, 08/25/2034		Aaa/AAA	4,855,109	4,782,079
Series 2004-E, Class A1, 4.911%, 11/25/2039		Aaa/AAA	337,307	331,174
West Penn Funding LLC Transition Bonds,
Series 1999-A, Class A4, 6.980%, 12/26/2008		Aaa/AAA	43,054	43,459

				40,860,673

Collateralized Debt Obligations	0.97%
Anthracite CDO Ltd. (Cayman Islands),
Series 2004-1A, Class G, 8.086%, 02/24/2014 (1)(2)(4)(6)(7)		NR/BBB-	500,000	404,220
Crest Ltd., Series 2003-1A (Cayman Islands),
Class PS, 8.500%, 08/28/2012 (1)(3)(4)(6)(7)		NR/BB-	800,000	459,440
Crest Ltd., Series 2003-2A (Cayman Islands),
Class PS, 6.000%, 12/28/2013 (1)(3)(4)(6)(7)		NR/NR	620,174	461,403
Crest Ltd., Series 2004-1A (Cayman Islands):
Class H2, 7.334%, 10/28/2014 (1)(4)(6)(7)		Ba2/BB	750,000	600,233
Fairfield Street Solar, Class F, 10.375%, 12/28/2014 (1)(2)(4)(6)(7)		NR/BB-	1,000,000	826,580
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 22.000%, 12/04/2012 (1)(3)(4)(7)		NR/NR	150,000	117,750
N-Star Real Estate CDO Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 06/28/2014 (1)(4)(6)(7)		NR/BBB+	600,000	515,520
Preferred CPO Ltd. (Cayman Islands),
10.026%, 07/26/2010 (1)(4)(6)(7)		Baa3/NR	1,000,000	1,076,094
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 24.907%, 07/03/2012 (1)(3)(4)(7)		NR/NR	250,000	95,000
Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 07/03/2013 (1)(3)(4)(7)		NR/NR	350,000	227,500
Preferred Term Securities XI B-3 Ltd. (Cayman Islands),
Subordinate Income Notes, 5.300%, 09/24/2008 (1)(2)(4)(7)		A2/NR	500,000	493,750
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 10/03/2013 (1)(3)(4)(7)		NR/NR	350,000	241,500
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 12/24/2013 (1)(3)(4)(7)		NR/NR	500,000	370,000
Preferred Term Securities XIII Ltd.,
Subordinate Income Notes, 18.000%, 03/24/2014 (1)(3)(4)(7)		NR/NR	500,000	355,000
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 17.500%, 06/17/2014 (1)(3)(4)(7)		NR/NR	500,000	360,000
Regional Diversified Funding (Cayman Islands):
Series 2004-1, 16.800%, 02/15/2014 (1)(3)(4)(6)(7)		NR/NR	500,000	300,000
Series 2005-1, 14.100%, 03/15/2015 (1)(3)(4)(6)(7)		NR/NR	750,000	585,000
River North CDO Ltd. (Cayman Islands),
Series 2005-1A, 11.000%, 02/06/2014 (1)(3)(4)(6)(7)		Ba3/NR	800,000	120,000
Soloso Bank Pref (Cayman Islands),
15.000%, 10/15/2015 (1)(3)(4)(6)(7)		NR/NR	750,000	566,250
TIAA Real Estate CDO Ltd. (Cayman Islands),
Series 2003-1A, Class PS, 16.000%, 09/30/2013 (1)(3)(4)(6)(7)		NR/NR	250,000	222,707
Tricadia (Cayman Islands):
Series 2003-1, Class PS, 17.575%, 12/15/2013 (1)(3)(4)(6)(7)		NR/NR	250,000	192,500
Series 2004-2A, Class C, 8.876%, 12/15/2019 (1)(2)(4)(6)(7)		Baa1/BBB+	485,577	401,038
Tropic (Cayman Islands):
Series 2003-1A, Class PS, 12.850%, 10/15/2013 (1)(3)(4)(7)		NR/NR	1,000,000	617,500
Series 2004-1A, Class PS, 16.500%, 04/15/2014 (1)(3)(4)(6)(7)		NR/NR	1,000,000	700,000

				10,308,985

Collateralized Mortgage Obligations	0.11%
Banc of America Mortgage Securities Inc.:
Series 2005-2, Class 1A12, 5.500%, 03/25/2035		NR/AAA	335,227	317,631
Series 2005-8, Class A14, 5.500%, 09/25/2035		Aa1/AAA	1,000,000	902,017

				1,219,648

Collateralized Mortgage-Backed Securities	0.98%
Global Signal Trust:
Series 2004-2A, Class G, 7.113%, 12/15/2014 (1)(4)(6)		Ba2/NR	1,225,000	1,194,951
Series 2006-1, Class E, 6.495%, 02/15/2036 (1)(4)(6)		Baa3/NR	1,000,000	987,810
SBA CMBS Trust:
Series 2006-1A, Class A, 5.314%, 11/15/2036 (1)(6)		Aaa/NR	4,570,000	4,534,994
Series 2006-1A, Class C, 5.559%, 11/15/2036 (1)(6)		A2/NR	3,300,000	3,240,204
Times Square Hotel Trust,
8.528%, 08/01/2026 (1)(6)(7)		Baa3/BB+	385,462	457,108

				10,415,067

Agency Mortgage-Backed Securities	25.97%
FHLMC:
Gold Pool #G00336, 6.000%, 10/01/2024			221,542	223,495
Gold Pool #G08061, 5.500%, 06/01/2035			1,719,630	1,686,178
Gold Pool #G01960, 5.000%, 12/01/2035			7,954,959	7,601,950
Gold Pool #A41748, 5.000%, 01/01/2036			10,742,792	10,266,070
Gold Pool #A42128, 5.500%, 01/01/2036			16,874,986	16,546,717
Gold Pool #G02064, 5.000%, 02/01/2036			13,283,784	12,694,303
Gold Pool #G02386, 6.000%, 11/01/2036			34,126,518	34,178,561
Pool #1G1317, 5.993%, 11/01/2036			20,648,030	20,792,649
Pool #781804, 5.065%, 07/01/2034 (2)			3,113,069	3,069,396
Pool #781811, 5.117%, 07/01/2034 (2)			1,514,107	1,495,253
Pool #781958, 5.080%, 09/01/2034 (2)			3,969,380	3,907,247
FNMA:
Pool #356801, 6.000%, 12/01/2008			3,151	3,163
Pool #703703, 5.030%, 01/01/2033 (2)			116,622	116,449
Pool #555717, 4.345%, 08/01/2033 (2)			338,239	334,001
Pool #779610, 4.995%, 06/01/2034 (2)			436,420	429,760
Pool #725705, 5.000%, 08/01/2034			3,301,651	3,160,241
Pool #809893, 5.080%, 03/01/2035 (2)			1,922,155	1,910,511
Pool #809894, 4.927%, 03/01/2035 (2)			2,344,769	2,308,801
Pool #255706, 5.500%, 05/01/2035			19,213,949	18,845,618
Pool #836496, 5.000%, 10/01/2035			16,428,954	15,699,442
Pool #735897, 5.500%, 10/01/2035			9,950,961	9,760,201
Pool #850582, 5.500%, 01/01/2036			6,013,339	5,898,063
Pool #845471, 5.000%, 05/01/2036			1,530,218	1,440,065
Pool #190377, 5.000%, 11/01/2036			20,369,767	19,465,267
Pool #888405, 5.000%, 12/01/2036			5,034,812	4,811,246
Pool #256526, 6.000%, 12/01/2036			36,339,735	36,111,086
Pool #90777, 6.000%, 12/01/2036			13,132,340	13,049,711
Pool #910881, 5.000%, 02/01/2037			14,961,029	14,079,600
GNMA:
Pool #780019, 9.500%, 12/15/2009 (2)			34,467	35,364
Pool #550656, 5.000%, 09/15/2035			2,503,213	2,423,873
Pool #609003, 5.000%, 08/15/2036			9,174,010	8,878,038
Pool #658056, 5.000%, 08/15/2036			4,608,686	4,460,001
Pool #658568, 5.000%, 08/15/2036			332,375	321,652

				276,003,972

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities				338,808,345
(Cost $344,535,015)

U.S. Government & Agency Obligations	24.94%
FHLB,
5.125%, 11/18/2013		Aaa/AAA	75,000	74,675

FNMA:
3.827%, 02/17/2009 (2)		Aaa/AAA	2,000,000	1,964,980
8.200%, 03/10/2016		Aaa/AAA	55,000	67,353
				2,032,333

Strats-FHLB,
3.537%, 08/15/2019 (1)(2)		Aaa/AAA	2,150,000	1,935,322

U.S. Treasury Bond:
4.875%, 08/15/2016		Aaa/AAA	77,000,000	78,828,827
6.000%, 02/15/2026		Aaa/AAA	28,100,000	31,832,045
				110,660,872

U.S. Treasury Note,
4.250%, 01/15/2011		Aaa/AAA	140,000,000	140,907,900

U.S. Treasury Strip Bond,
0.000%, 11/15/2018		Aaa/AAA	16,200,000	9,476,012

Total U.S. Government & Agency Obligations				265,087,114
(Cost $262,543,349)

Money Market Mutual Funds	5.20%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares			53,782,996	53,782,996
Morgan Stanley Institutional Liquidity Funds Prime Portfolio			1,404,452	1,404,452

Total Money Market Mutual Funds				55,187,448
(Cost $55,187,448)

Total Investments			99.10%	1,053,303,969
(Cost $1,062,148,781)

Other Assets in Excess of Liabilities			0.90%	9,611,601
NET ASSETS			100.00%	$1,062,915,570

See Legend and Notes to Statement of Investments

Westcore Plus Bond
Country Breakdown as of September 30, 2007 (Unaudited)
Country	Market Value	%
United States	$ 958,409,650	90.16%
Netherlands	11,796,548	1.11%
Cayman Islands	10,308,985	0.97%
Canada	8,692,055	0.82%
Australia	5,813,946	0.55%
Sweden	2,492,220	0.23%
United Kingdom	603,117	0.06%
Money Market Mutual Funds	55,187,448	5.20%
Total Investments	1,053,303,969	99.10%
Other Assets in Excess of Liabilities	9,611,601	0.90%
Total Net Assets	$ 1,062,915,570	100.00%

Statements of Investments
Westcore Colorado Tax-Exempt Fund
September 30, 2007 (Unaudited)
		Bond Rating	Principal	Market
		Moody's/S&P	Amount	Value
Certificates of Participation	5.18%
Colorado State Certificate of Participation UCDHSC Fitzsimons Academic,
5.000%, 11/01/2018, Optional 11/01/2015, MBIA		Aaa/AAA	700,000	$745,899
Fremont County, Certificate of Participation, Lease Purchase Agreement,
5.125%, 12/15/2012, Prerefunded 12/15/2007 @ 101.00, MBIA		Aaa/AAA	500,000	506,505
Larimer County, Certificate of Participation, Courthouse & Jail Facilities Lease Purchase Agreement,
4.750%, 12/15/2009, Optional anytime @ 100.00, FSA		Aaa/AAA	500,000	507,020
Regional Transportation District.,
5.000%, 12/01/2022, Optional 07/04/2007, AMBAC		Aaa/AAA	1,000,000	1,060,460
University of Colorado Certificates of Participation,
5.000%, 06/01/2023, Optional 06/01/2013 @ 100.00, AMBAC		Aaa/AAA	150,000	160,503

Total Certificates of Participation
(Cost $2,925,297)				2,980,387

General Obligation Bonds	34.93%
County-City-Special District-School District	34.93%
Adams & Arapahoe Counties Joint School District 28J,
5.350%, 12/01/2015, Escrowed to Maturity		Aa3/AA-	260,000	289,195
Adams & Weld Counties School District 27J,
4.750%, 12/01/2017, Prerefunded 12/01/2014 @ 100.00, FGIC		Aaa/AAA	500,000	524,715
Adams 12 Five Star Schools:
zero coupon, 12/15/2024, Optional 12/15/2016 @ 67.784, FGIC		Aaa/AAA	2,385,000	1,038,405
zero coupon, 12/15/2025		Aaa/AAA	800,000	327,960
Adams County School District 12, Series A:
5.000%, 12/15/2020, Prerefunded 12/15/2011 @ 100.00, MBIA		Aaa/AAA	500,000	528,030
5.000%, 12/15/2021, Prerefunded 12/15/2011 @ 100.00, MBIA		Aaa/NR	200,000	216,818
Basalt Colorado Sanitation District,
5.000%, 12/01/2018, Optional 12/01/2011 @ 100.00, AMBAC		Aaa/NR	125,000	129,790
Boulder County Open Space Open Space Cap Impt Tr Fd,
5.400%, 08/15/2015, Optional 08/15/2010 @ 100.00		Aa1/AA+	500,000	525,395
Boulder & Gilpin Counties, Boulder Valley School District Re-2:
5.000%, 12/01/2011, Optional 12/01/2007@ 101.00, FGIC		Aaa/AAA	1,000,000	1,012,220
5.125%, 12/01/2017, Optional 12/01/2009 @ 100.00		Aa3/AA	300,000	307,968
Carbondale & Rural Fire Protection District, Garfield, Gunnison & Pitkin Counties,
5.200%, 12/01/2010, Optional on 30 days notice @ 100.00, AMBAC		Aaa/AAA	100,000	100,119
City & County of Denver Board Water Commissioners,
5.500%, 10/01/2011		Aa1/AA+	250,000	267,815
City & County of Denver, School District No. 1, Series A:
5.000%, 12/01/2017, Optional 12/01/2014 @ 100.00, FGIC		Aaa/AAA	500,000	534,050
5.500%, 12/01/2022, FGIC		Aaa/AAA	500,000	573,535
Clear Creek County School District Re-1,
4.300%, 12/01/2013, Optional 12/01/2012 @ 100.00, FSA		Aaa/AAA	125,000	129,024
Denver West Metropolitan District:
4.050%, 12/01/2013		NR/NR	500,000	493,275
4.250%, 12/01/2016, Optional 12/01/2015 @ 100.00		NR/NR	140,000	132,251
Douglas & Elbert Counties School District Re-1:
5.250%, 12/15/2016, Prerefunded 12/15/2011 @ 100.00, MBIA		Aaa/AAA	500,000	532,870
5.250%, 12/15/2017, Prerefunded 12/15/2011 @ 100.00, MBIA		Aaa/AAA	1,000,000	1,065,740
Eagle Bend Metropolitan District No 2,
4.500%, 12/01/2025, Optional 12/01/2015 @ 100.00, RADIAN		NR/AA	400,000	381,340
Eagle, Garfield & Routt Counties School District Re-50J:
5.250%, 12/01/2015, Optional, Unrefunded portion,12/01/2009 @ 101.00, FGIC		Aaa/AAA	290,000	302,348
5.250%, 12/01/2015, Prerefunded 12/01/2009 @ 101.00, FGIC		Aaa/AAA	710,000	742,802
El Paso County School District 2:
5.250%, 12/01/2012, Optional 12/01/2010 @ 100.00, MBIA		Aaa/AAA	250,000	262,437
5.000%, 12/01/2023, Optional 12/01/2012 @ 100.00, MBIA		Aaa/NR	250,000	258,242
El Paso County School District 12,
5.000%, 09/15/2013, Optional 09/15/2012 @ 100.00		Aa1/NR	1,000,000	1,060,610
Evergreen Park & Recreation District,
5.250%, 12/01/2017, Optional 12/01/2010 @ 100.00, AMBAC		Aaa/NR	115,000	120,897
Garfield, Pitkin & Eagle Counties Roaring Fork School District Re-1,
5.000%, 12/15/2020, Optional 12/15/2020 @ 100.00, FSA		Aaa/AAA	500,000	526,825
Jefferson County School District R-1:
5.250%, 12/15/2011, Prerefunded 12/15/2008 @101.00, FGIC		Aaa/AAA	750,000	772,898
5.000%, 12/15/2018, Optional 12/15/2014 @ 100.00, FSA		Aaa/AAA	800,000	850,088
5.000%, 12/15/2024, Optional 12/15/2014 @ 100.00, FSA		Aaa/AAA	1,000,000	1,045,410
La Plata County School District 9-R,
5.250%, 11/01/2020, Prerefunded 11/01/2012 @100.00, MBIA		Aaa/NR	125,000	134,610
Larimer County, Poudre School District R-1:
5.500%, 12/15/2008		Aa3/AAA	500,000	511,740
5.000%, 12/15/2016, Optional 12/15/2008 @ 100.00, FSA		NR/AAA	700,000	710,297
6.000%, 12/15/2017, Prerefunded 12/15/2010 @ 100.00, FGIC		Aaa/AAA	1,000,000	1,074,370
Mesa County Valley School District 51:
5.000%, 12/01/2021, Optional 12/01/2014 @ 100.00, MBIA		Aaa/NR	500,000	525,435
5.000%, 12/01/2022, Optional 12/01/2013 @ 100.00, MBIA		Aaa/NR	300,000	314,694
5.000%, 12/01/2024, Optional 12/01/2014 @ 100.00, MBIA		Aaa/NR	565,000	590,538
Pitkin County Open Space Acquisition,
5.250%, 12/01/2018, Prerefunded 12/01/2010 @ 100.00, AMBAC		Aaa/NR	340,000	357,435
Pitkin County School District No. 001,
5.000%, 12/01/2020, Prerefunded 12/01/2011 @ 100.00, FGIC		Aaa/AAA	150,000	158,339
Pueblo County School District 70:
5.000%, 12/01/2011, Optional 12/01/2007 @ 100.00, AMBAC		Aaa/AAA	225,000	225,491
5.000%, 12/01/2015, Optional 12/01/2011 @ 100.00, FGIC		Aaa/AAA	165,000	173,194
South Suburban Park and Recreation District, Arapahoe, Douglas & Jefferson Counties,
5.000%, 12/15/2012, Optional 12/15/2008 @ 100.00, FGIC		Aaa/AAA	250,000	254,033

				20,083,248

Total General Obligation Bonds
(Cost $19,833,412)				20,083,248

Revenue Bonds	55.24%
Airports	0.85%
Walker Field CO Public Airport Authority,
5.000%, 12/01/2022, Optional 12/01/2017		Baa3/NR	500,000	488,540

General	0.42%
Park Meadows Business Improvement District Sinking Fund,
5.000%, 12/01/2017, Average Life 09/01/2014		NR/NR	250,000	239,785

Higher Education	7.40%
Colorado School of Mines Auxilary Facility Revenue Enterprise,
5.250%, 12/01/2020, Optional 12/01/2012 @ 100.00, AMBAC		Aaa/AAA	505,000	534,628
Colorado State Board of Governors,
5.250%, 03/01/2024		Aaa/AAA	500,000	536,025
Colorado State Board of Governors University - Enterprise Revenue Bonds,
5.000%, 12/01/2020, Optional 12/01/2015 @ 100.00, XCLA		Aaa/NR	500,000	543,935
Colorado State College Board of Trustees, Auxilary Facilities System - Enterprise Revenue Bonds,
5.000%, 05/15/2022, Optional 5/15/2013, MBIA		Aaa/AAA	660,000	685,813
University of Colorado,
5.375%, 06/01/2026, Optional 06/01/2011		Aa3/AA-	325,000	339,385
University of Colorado Enterprise Systems Revenue Series A,
5.100%, 06/01/2016, Optional 06/01/2011 @ 100.00		Aa3/AA-	150,000	156,807
University of Colorado Enterprise Systems Revenue Series B:
5.000%, 06/01/2024, Optional 06/01/2013 @ 100.00, FGIC		Aaa/AAA	150,000	160,503
5.000%, 06/01/2026, Optional 06/01/2013 @ 100.00, FGIC		Aaa/AAA	750,000	778,957
University of Northern Colorado Auxiliary Facilities,
5.000%, 06/01/2016, Optional 06/01/2011@ 100.00, AMBAC		Aaa/AAA	500,000	520,825
				4,256,878

Medical	13.99%
Aspen Valley Hospital District,
5.000%, 10/15/2021		Baa3/NR	400,000	399,432
Colorado Health Facilities Authority,
5.000%, 09/15/2022, Optional 09/15/2017		NR/BBB-	700,000	681,303
Colorado Health Facilities Authority Revenue, Adventist Sunbelt,
5.125%, 11/15/2020, Optional 11/15/2016 @ 100.00		A1/A+	500,000	521,235
Colorado Health Facilities Authority Revenue, Catholic Health Initiatives,
5.250%, 09/01/2021, Optional 09/01/2011 @ 100.00		Aa2/AA	500,000	529,455
Colorado Health Facilities Authority Revenue, Covenant Retirement Communities Inc.,
5.250%, 12/01/2025, Optional 12/01/2015 @ 100.00		NR/BBB	500,000	494,200
Colorado Health Facilities Authority Revenue, Evangelical Lutheran,
5.250%, 06/01/2020, Optional 06/01/2016 @ 100.00		A3/A-	500,000	521,155
5.250%, 06/01/2023, Optional 06/01/2016 @100.00		A3/A-	400,000	410,896
Colorado Health Facilities Authority Revenue, Park View Medical Center:
5.000%, 09/01/2010		A3/NR	205,000	208,879
5.000%, 09/01/2011		A3/NR	210,000	214,021
5.000%, 09/01/2020, Optional 09/15/2015 @ 100.00		A3/NR	450,000	457,920
Colorado Health Facilities Authority Revenue, Vail Valley Medical Center:
5.000%, 01/15/2010		NR/BBB+	200,000	202,524
5.000%, 01/15/2020, Optional 01/15/2015 @ 100.00		NR/BBB+	440,000	440,233
Colorado Health Facilities Authority, Poudre Valley Health, Series A:
5.625%, 12/01/2019, Prerefunded 12/01/2009 @ 101.00, FSA		Aaa/NR	500,000	526,755
5.000%, 03/01/2025, Optional 03/01/2015 @ 100.00, FSA		Baa2/BBB+	1,000,000	970,540
Denver Health & Hospital Authority:
5.000%, 12/01/2018, Optional 12/01/2017		NR/BBB	500,000	499,120
5.000%, 12/01/2020, Optional 12/01/2016		NR/BBB	500,000	490,520
University of Colorado Hospital Authority,
5.600%, 11/15/2031, Prerefunded 11/15/2011 @100.00		Baa1/NR	445,000	476,639
				8,044,827

Other	0.36%
Boulder County, (Atmospheric Research),
5.000%, 09/01/2022, Optional 09/01/2011 @ 100.00, MBIA		Aaa/AAA	200,000	205,636

Special Tax	21.63%
Aspen Colorado Sales Tax,
5.000%, 11/01/2010, Prerefunded 11/01/2009 @ 100.00		NR/NR	120,000	123,500
Aurora Colorado Golf Course Enterprise:
4.125%, 12/01/2013		Baa2/NR	110,000	107,738
4.250%, 12/01/2014		Baa2/NR	125,000	122,499
4.375%, 12/01/2015		Baa2/NR	125,000	122,681
Broomfield Sales & Use Tax,
5.200%, 12/01/2017, Optional 12/01/2012 @ 100.00, AMBAC		Aaa/NR	500,000	532,020
City and County of Denver Airport Series A Revenue,
5.000%, 11/15/2018, Optional 11/15/2015 @ 100.00, XLCA		Aaa/AAA	1,000,000	1,060,850
City of Colorado Springs, Revenue Refunding Bonds, The Colorado College Project,
4.375%, 06/01/2026, Optional 06/01/2015 @ 100.00		Aa3/AA-	500,000	479,325
Colorado Department of Transportaion,
4.200%, 06/15/2009, MBIA		Aaa/AAA	225,000	227,606
Colorado Educational & Cultural Facilities Authority:
6.000%, 12/01/2016, Optional 12/01/2010 @ 100.00, RADIAN		NR/AA	125,000	133,920
5.000%, 03/01/2018, Optional 09/01/2015 @100.00, FGIC		Aaa/AAA	500,000	532,210
5.000%, 06/01/2020, Optional 06/01/2011 @ 100.00, AMBAC		Aaa/AAA	200,000	205,846
5.000%, 12/01/2021, Optional 12/01/2011 @ 100.00, AMBAC		Aaa/NR	150,000	154,703
5.000%, 12/15/2021, Optional 12/15/2015 @ 100.00, MORAL OBLG		NR/A	180,000	177,291
5.125%, 09/15/2025, Optional 09/15/2015 @ 100.00, XLCA		Aaa/AAA	500,000	527,170
4.625%, 12/15/2028, Optional 12/15/2015 @ 100.00, MORAL OBLG		NR/A	250,000	228,350
Colorado Housing & Finance Authority, Variable Rate Note,
3.850%, 11/01/2021 (2)		Aaa/AAA	1,000,000	1,000,000
Denver City & County Excise Tax,
5.250%, 09/01/2008, FSA		Aaa/AAA	500,000	507,945
Denver City & County Golf Enterprise:
5.000%, 09/01/2018, Optional 09/01/2016 @ 100.00		Baa2/NR	350,000	354,252
5.000%, 09/01/2019, Optional 09/01/2016 @ 100.00		Baa2/NR	500,000	503,195
Douglas County Sales & Use Tax Open Space,
6.000%, 10/15/2009, FSA		Aaa/AAA	500,000	524,420
Durango Colorado Sales & Use Tax,
5.500%, 12/01/2016, Optional 12/01/2009 @ 100.00, FGIC		Aaa/AAA	200,000	207,864

Grand Junction Leasing:
5.000%, 06/15/2020, Optional 06/15/2016 @ 100.00, MBIA		Aaa/AAA	390,000	414,562
5.000%, 06/15/2023, Optional 06/15/2016 @ 100.00, MBIA		Aaa/AAA	390,000	410,194
Greeley, Weld County Sales & Use Tax:
4.800%, 10/01/2015, Optional 10/01/2008 @ 100.00, MBIA		Aaa/AAA	250,000	253,270
5.150%, 10/01/2015, Prerefunded 10/01/2010 @ 100.00, MBIA		Aaa/AAA	500,000	522,970
Jefferson County Open Space Sales & Use Tax:
5.000%, 11/01/2012, Optional 11/01/2009 @ 100.00, FGIC		Aaa/AAA	500,000	513,780
5.000%, 11/01/2019, Optional 11/01/2009 @ 100.00, FGIC		Aaa/AAA	100,000	102,232
Longmont, Boulder County Sales & Use Tax,
5.500%, 11/15/2015, Prerefunded 11/15/2010 @ 100.00		NRAA+	300,000	317,376
Northwest Parkway Public Highway Authority Revenue,
zero coupon until 06/15/2011, Convertible to 5.80% until 06/15/2025, Optional 06/15/2016 @ 100.00, FSA		Aaa/AAA	960,000	878,486
Superior Open Space Sales & Use Tax:
4.625%, 06/01/2015		NR/A-	100,000	101,835
4.750%, 06/01/2017, Optional 06/01/2016 @ 100.00		NR/A-	325,000	330,990
Thornton, Adams County Sales & Use Tax, Open Space & Parks,
5.250%, 09/01/2016, Optional 09/01/2011 @ 100.00, FSA		Aaa/AAA	500,000	527,215
Westminster Sales & Use Tax,
5.000%, 12/01/2014, Optional 12/01/2011@ 100.00		NR/AA+	220,000	230,666
				12,436,961

Utility	10.59%
Arkansas River Power Authority,
5.875%, 10/01/2026, SF 10/01/2022, XLCA		Aaa/AAA	1,000,000	1,176,960
Boulder County Water & Sewer,
5.300%, 12/01/2012, Optional 12/01/2010 @ 100.00		Aa2/AA+	125,000	131,595
Broomfield Water Activity Enterprise:
5.500%, 12/01/2018, Optional 12/01/2010 @ 101.00, MBIA		Aaa/NR	500,000	531,195
4.750%, 12/01/2022, Optional 12/01/2012 @ 100.00, MBIA		Aaa/NR	125,000	127,804
Colorado Water Resources & Power Development Authority,
5.000%, 09/01/2026, Optional 09/01/2014 @ 100.00, MBIA		Aaa/AAA	500,000	519,805
Colorado Water Resources & Power Development Authority, Drinking Water,
5.000%, 09/01/2017, Optional 09/01/2012 @ 100.00		Aaa/AAA	500,000	525,720
Colorado Water Resources & Power Development Authority, Small Water Resources:
5.700%, 11/01/2015, Optional 11/01/2010 @ 100.00, FGIC		Aaa/AAA	265,000	280,987
5.700%, 11/01/2015, Prerefunded 11/01/2010 @ 100.00, FGIC		Aaa/AAA	235,000	249,812
Colorado Water Resources & Power Development Authority, Waste Water Revolving Fund,
5.500%, 09/01/2019		Aa1/AA	500,000	567,955
Fort Collins, Larimer County Colorado Stormwater Utilities,
4.875%, 12/01/2020, Optional 12/01/2012 @ 100.00, AMBAC		Aaa/AAA	250,000	257,977
Fort Collins, Larimer County Water Utility Enterprise,
4.250%, 12/01/2009, Optional 12/01/2008 @ 100.00, FSA		Aaa/AAA	500,000	504,325
Golden Colorado Water & Waste Treatment,
4.950%, 11/15/2022, Optional 11/15/2013 @ 100.00, FSA		Aaa/NR	150,000	155,516
Municipal Subdistrict, Northern Colorado Water Conservancy District,
5.250%, 12/01/2015, Refunding Pending 12/01/2007 @ 101.00, AMBAC		Aaa/AAA	250,000	253,153
Pueblo Colorado Board Waterworks:
5.250%, 11/01/2009, FSA		Aaa/AAA	120,000	124,145
5.100%, 01/01/2019, Optional 01/01/2009 @ 102.00, AMBAC		Aaa/AAA	150,000	154,905
Thornton Colorado Water Enterprise,
5.000%, 12/01/2021, Optional 12/01/2014 @ 100.00, MBIA		Aaa/AAA	500,000	525,435
				6,087,289

Total Revenue Bonds
(Cost $31,553,740)				31,759,916

Money Market Mutual Funds	3.43%
Goldman Sachs Financial Tax Free Fund - FST Shares			1,971,159	1,971,159

Total Money Market Mutual Funds
(Cost $1,971,159)				1,971,159

Total Investments			98.78%	56,794,710
(Cost $56,283,608)

Other Assets in Excess of Liabilities			1.22%	702,444

NET ASSETS			100.00%	$57,497,154

Westcore Colorado Tax-Exempt
Country Breakdown as of September 30, 2007 (Unaudited)
Country			Market Value	%
United States			$54,823,551	95.35%
Money Market Mutual Funds			1,971,159	3.43%
Total Investments			56,794,710	98.78%
Other Assets in Excess of Liabilities			702,444	1.22%
Net Assets			$57,497,154	100.00%

See Legend and Notes to Statement of Investments

Legend to Statement of Investments

ADR-American Depositary Receipt

ADS-American Depositary Share

    * Unaudited.

  ** Non-income producing security.

(1)   Security exempt from registration under Rule 144A of the Securities Act of 1933.   These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  See Note 4 to the Notes to Statements of Investments

(2)   The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(3)   This security represents a junior tranche whereby the holder is entitled  to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.

(4)   The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

(5)   Income is not being accrued on this security due to the issuer's default or expected default on interest payments.

(6)   This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.

(7)   This security is considered illiquid by the investment adviser.  See Note 4 to the Notes to Statements of Investments

(8)   When - Issued Security. Cash equivalents are segregated equal to the purchase price.

1. Significant Accounting Policies

    Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

    The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

    Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

    Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

    Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded.  Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”).  Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time.  In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

    Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ National Market or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded.  In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

    Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the “evaluated” bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the evaluated bid price formulated by an independent pricing service.

    Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

    When market quotations are not readily available or when events occur that make established valuation methods unreliable, such as company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions occurring after the relevant foreign market has closed but prior to the Fund’s valuation time, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the fair value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities, and (e) any other relevant matters.  With respect to significant market volatility, the Funds utilize relevant benchmarks and have established thresholds which trigger the use of fair valuation measures provided by an independent pricing service. As of September 30, 2007, securities which have been fair valued represented 5.70% and 2.75% of the net assets of Westcore Flexible Income and Westcore Plus Bond Funds, respectively.

    Foreign Securities – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of September 30, 2007, all funds were primarily invested in U.S. based issuers except Westcore International Frontier Fund.  In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

    The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.

    As of September 30, 2007, the International Frontier Fund had no outstanding foreign currency contracts.

    Securities Lending – The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders’ fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the period ended September 30, 2007.

    When-Issued Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

    Other – Investment transactions are accounted for on the date the investments are purchased or sold (trade date).

2. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

Westcore Equity Funds

	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund
As of September 30, 2007
Gross appreciation (excess of value over tax cost)	$48,351,848	$81,741,202
Gross depreciation (excess of tax cost over value)	(5,371,956)	(1,307,187)
Net unrealized appreciation	$42,979,892	$80,434,015
Cost of investments for income tax purposes	$161,894,809	$256,775,196

	Westcore	Westcore
	Select	International
	Fund	Frontier Fund
As of September 30, 2007
Gross appreciation (excess of value over tax cost)	$4,941,085	$7,122,208
Gross depreciation (excess of tax cost over value)	(600,663)	(3,938,559)
Net unrealized appreciation/(depreciation)	$4,340,422	$3,183,649
Cost of investments for income tax purposes	$31,867,554	$39,734,679

	Westcore	Westcore
	Blue Chip	Mid-Cap
	Fund	Value Fund
As of September 30, 2007
Gross appreciation (excess of value over tax cost)	$17,535,354	$19,260,987
Gross depreciation (excess of tax cost over value)	(323,592)	(3,453,261)
Net unrealized appreciation	$17,211,762	$15,807,726
Cost of investments for income tax purposes	$48,242,647	$90,760,220

	Westcore	Westcore
	Small-Cap	Small-Cap
	Opportunity Fund	Value Fund
As of September 30, 2007
Gross appreciation (excess of value over tax cost)	$6,469,972	$17,531,224
Gross depreciation (excess of tax cost over value)	(1,643,418)	(6,992,266)
Net unrealized appreciation	$4,826,554	$10,538,958
Cost of investments for income tax purposes	$30,305,976	$141,204,273

Westcore Bond Funds

	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
As of September 30, 2007
Gross appreciation (excess of value over tax cost)	$7,527,830	$8,170,580	$918,684
Gross depreciation (excess of tax cost over value)	(12,185,724)	(16,926,448)	(404,052)
Net unrealized appreciation	$(4,657,894)	$(8,755,868)	$514,632
Cost of investments for income tax purposes	$249,917,183	$1,062,059,837	$56,280,078

3. New Accounting Pronouncements

  In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Funds’ financial statement disclosures.

4. Illiquid Restricted Securities

    As of September 30, 2007, investments in securities included issues that are restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. A restricted security may also be considered illiquid if it lacks a readily available market. The Funds intend to invest no more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Funds’ adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. The aggregate value of illiquid restricted securities subject to this limitation as of September 30, 2007 for the, Westcore Flexible Income and Westcore Plus Bond Funds was  $14,949,956 and $17,290,062 respectively, which represents 6.01% and 1.63% of the Funds’ net assets, respectively, as detailed below.

ILLIQUID SECURITIES as of September 30, 2007 (Unaudited)

WESTCORE FLEXIBLE INCOME FUND
	PRINCIPAL	ACQUISITION
DESCRIPTION	AMOUNT	DATE	COST	MARKET VALUE

Allied Capital, 6.34%, 10/13/2012	1,000,000	09/21/05	$1,000,000	$1,009,160
Anthracite CDO, Ltd., Series 2004-1A, Class G,	500,000	03/16/04	$500,000	$404,220
8.079%, 02/24/2014
Crest Ltd. Exeter Street Solar 2004-1A, Class E1,	434,393	04/08/04	$430,137	$388,681
8.979%, 10/28/2014
Crest Ltd., Series 2003-1A, Class PS 8.50%,	200,000	04/22/03	$124,621	$114,860
08/28/2012
Crest Ltd., Series 2003-2A, Class E1 10.079%,	250,000	12/18/03	$250,000	$232,092
12/28/2013
Crest Ltd., Series 2003-2A, Class PS, 6.00%	413,450	12/18/03	$247,817	$307,603
12/28/2013
Crest Ltd., Series 2004-1A, Class PS, 7.667%	1,064,633	10/22/04	$501,078	$535,212
12/28/2013
Crest Ltd., Series 2004-1A, Class H2, 7.334%,	300,000	10/22/04	$285,920	$240,093
10/28/2014
Crest Ltd., Series 2004-1A, Fairfield Street Solar,	1,087,500	11/24/04	$1,087,500	$898,906
Class F1, 10.375%, 12/28/2014
Denali Capital CLO VI Ltd., Series 6A, Class	800,000	02/16/06	$800,000	$634,250
B2L, 9.479%, 04/21/2010
Eszopiclone Royalty Sub LLC Series IV	1,175,000	07/29/05	$1,175,000	$1,207,500
12.00%,03/15/2014
First Republic Cap Trust II, Series B, 8.75%	20,000	01/30/04	$530,000	$516,876
I-Preferred Term Securities I Ltd., Subordinate	100,000	12/04/02	$100,000	$78,500
Income Notes, 22.00%, 12/04/2012
Invesco Navigator Fund, 8.00%	2,000	11/15/05	$2,000,000	$1,683,400
MM Community Funding II Ltd., Series 2I,	500,000	03/12/04	$480,590	$45,000
21.28%, 12/15/2011
N-STAR Real Estate CDO Ltd., Series 2004-2A,	500,000	06/16/04	$468,475	$429,600
Class C2B, 6.591%, 06/28/2014
Preferred CPO Ltd., Class B, 10.026%,	500,000	06/15/04	$546,445	$1,183,703
07/26/2010:	600,000	02/07/05	$655,733
Preferred Term Securities VI Ltd., Subordinate	100,000	06/26/02	$100,000	$38,000
Income Notes, 24.907%, 07/03/2012
Preferred Term Securities X Ltd., Subordinate	150,000	06/16/03	$150,000	$97,500
Income Notes, 19.00%, 07/03/2013
Preferred Term Securities XI Ltd., Subordinate	150,000	06/16/03	$150,000	$103,500
Income Notes, 19.00%, 10/03/2013
Preferred Term Securities XII Ltd., Subordinate	250,000	12/09/03	$256,965	$185,000
Income Notes, 19.00%, 12/24/2013:	500,000	01/07/05	$513,950	$370,000
Preferred Term Securities XIII Ltd., Subordinate	500,000	03/09/04	$511,200	$355,000
Income Notes, 18.00%, 03/24/2014:	400,000	01/31/05	$408,975	$284,000
Preferred Term Securities XIV Ltd., Subordinate	500,000	06/09/04	$500,000	$360,000
Income Notes, 17.50%, 06/17/2014
Premier Entertainment Escrow Shares, 10.75%, 02/01/2012	250,000	01/24/04	$0	$0
Regional Diversified Funding, Series 2004-1,	500,000	02/13/04	$479,557	$300,000
16.80%, 02/15/2014
Regional Diversified Funding, Series 2005-1,	750,000	04/12/05	$750,000	$585,000
14.10%, 03/15/2015
River North CDO Ltd., Series 2005-1A, 12.50%,	600,000	12/22/04	$600,000	$90,000
02/06/2014
Soloso Bank Pref 2005, 12.50%, 10/15/2015	750,000	08/03/05	$744,548	$566,250
TIAA Real Estate CDO Ltd., Series 2003-1A,	250,000	10/16/03	$250,000	$222,707
Class PS, 16.00%, 09/30/2013
Times Square Hotel Trust, 8.528%, 08/01/2026	91,174	08/09/01	$90,697	$107,555
Tricadia, Series 2003-1, Class PS, 17.575%,	250,000	01/14/04	$239,887	$192,500
12/15/2013
Tricadia, Series 2004-2A, Class C, 8.876%,	485,577	10/08/04	$485,577	$401,038
12/15/2019
Tropic , Series 2003-1A, Class PS, 12.85%,	700,000	09/07/05	$619,921	$432,250
10/15/2013
Tropic, Series 2004-1A, Class PS, 16.50%,	500,000	12/02/04	$500,000	$350,000
04/15/2014
Total			$18,534,593	$14,949,956

Total Net Assets				$248,658,190

Illiquid Restricted Securities as % of Total Net Assets				6.01%

WESTCORE PLUS BOND FUND

	PRINCIPAL
	AMOUNT/	ACQUISITION
DESCRIPTION	SHARES	DATE	COST	MARKET VALUE
Allied Capital, 6.34%, 10/13/2012	4,000,000	09/21/05	$4,000,000	$4,036,640
Anthracite CDO, Ltd., Series 2004-1A, Class G,	500,000	03/16/04	$500,000	$404,220
8.079%, 02/24/2014
Community Reinvestment Revenue Notes,	1,250,000	06/13/06	$1,250,000	$1,279,829
5.73%, 06/01/2031
Crest Ltd., Series 2003-1A, Class PS 8.50%,	800,000	04/22/03	$498,482	$459,440
08/28/2012
Crest Ltd., Series 2003-2A, Class PS, 6.00%	620,174	12/18/03	$371,723	$461,403
12/28/2013
Crest Ltd., Series 2004-1A, Class H2, 7.334%,	750,000	10/22/04	$714,800	$600,233
10/28/2014
Crest Ltd., Series 2004-1A, Fairfield Street Solar,	1,000,000	11/24/04	$1,000,000	$826,580
Class F1, 10.375%, 12/28/2014
Eszopiclone Royalty Sub LLC Series IV	1,175,000	07/29/05	$1,175,000	$1,207,500
12.00%,03/15/2014
I-Preferred Term Securities I Ltd., Subordinate	150,000	12/04/02	$150,000	$117,750
Income Notes, 22.00%, 12/04/2012
N-STAR Real Estate CDO Ltd., Series 2004-2A,	600,000	06/16/04	$562,170	$515,520
Class C2B, 6.591%, 06/28/2014
Preferred CPO Ltd., Class B, 10.026%,	500,000	06/15/04	$544,598	$1,076,094
07/26/2010:	500,000	02/27/05	$544,598
Preferred Term Securities VI Ltd., Subordinate	250,000	06/26/02	$250,000	$95,000
Income Notes, 24.907%, 07/03/2012
Preferred Term Securities X Ltd., Subordinate	350,000	06/16/03	$350,000	$227,500
Income Notes, 19.00%, 07/03/2013
Preferred Term Securities XI Ltd., Subordinate	350,000	06/16/03	$350,000	$241,500
Income Notes, 19.00%, 10/03/2013
Preferred Term Securities X1 B-3 Ltd., Subordinate	500,000	06/02/05	$502,906	$493,750
Income Notes, 5.30%, 09/24/2008
Preferred Term Securities XII Ltd., Subordinate	250,000	12/09/03	$255,229	$185,000
Income Notes, 19.00%, 12/24/2013:	250,000	01/07/05	$255,229	$185,000
Preferred Term Securities XIII Ltd., Subordinate	500,000	03/09/04	$500,000	$355,000
Income Notes, 18.00%, 03/24/2014
Preferred Term Securities XIV Ltd., Subordinate	500,000	06/09/04	$500,000	$360,000
Income Notes, 17.50%, 06/17/2014
Regional Diversified Funding, Series 2004-1A,	500,000	02/13/04	$479,557	$300,000
16.80%, 02/15/2014
Regional Diversified Funding, Series 2005-1A,	750,000	04/12/05	$750,000	$585,000
14.10%, 03/15/2015
River North CDO ltd., Series 2005-1A, 12.50%,	800,000	12/22/04	$800,000	$120,000
02/06/2014
Soloso Bank Pref 2005, 12.50%, 10/15/2015	750,000	08/03/05	$744,544	$566,250
TIAA Real Estate CDO Ltd., Series 2003-1A,	250,000	11/06/03	$250,000	$222,707
Class PS, 16.00%, 09/30/2013
Times Square Hotel Trust, 8.528%, 08/01/2026	387,491	08/09/01	$385,462	$457,108
Tricadia, Series 2003-1, Class PS, 17.575%,	250,000	01/14/04	$239,890	$192,500
12/15/2013
Tricadia, Series 2004-2A, Class C, 8.876%,	485,577	10/08/04	$485,577	$401,038
12/15/2019
Tropic, Series 2003-1A. Class PS, 12.85%,	1,000,000	09/07/05	$885,601	$617,500
10/15/2013
Tropic, Series 2004-1A. Class PS, 16.50%,	1,000,000	01/27/06	$950,938	$700,000
04/15/2014
Total			$20,246,304	$17,290,062

Total Net Assets				$1,062,915,570

Illiquid Restricted Securities as % of Total Net Assets				1.63%

Item 2 - Controls and Procedures.

(a)        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:       /s/ Todger Anderson

  Todger Anderson

Principal Executive Officer and President

Date:    November 29, 2007

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Todger Anderson

  Todger Anderson

Principal Executive Officer and President

Date:    November 29, 2007

By:       /s/ Jasper R. Frontz

  Jasper R. Frontz

Principal Financial Officer and Treasurer

Date:    November 29, 2007